UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

CrossingBridge Low Duration High Income Fund
Institutional Class | CBLDX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the CrossingBridge Low Duration High Income Fund (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.crossingbridgefunds.com/low-duration-high-income-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$43	0.86%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,556,477,853
Number of Holdings	200
Net Advisory Fee	$4,912,103
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	5.3%
First American Government Obligations Fund	2.9%
CMG Media Corp.	2.8%
Compass Group Diversified Holdings LLC	2.4%
Marelli Holdings Co., Ltd.	2.4%
HCA, Inc.	2.3%
Oracle Corp.	2.3%
GrubHub Holdings, Inc.	2.2%
BX Trust	2.2%
Arch Investment Partners LLC	2.1%

Security Type	(%)
Corporate Bonds	50.5%
Bank Loans	12.2%
Special Purpose Acquisition Companies (SPACs)	11.9%
Money Market Funds	8.2%
Commercial Paper	7.0%
Convertible Bonds	3.4%
Mortgage-Backed Securities	3.2%
Asset-Backed Securities	2.4%
U.S. Treasury Securities	1.8%
Cash & Other	-0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/low-duration-high-income-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Low Duration High Income Fund	PAGE 1	TSR-SAR-89834G604

CrossingBridge Low Duration High Income Fund
Retail Class | CBLVX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the CrossingBridge Low Duration High Income Fund (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.crossingbridgefunds.com/low-duration-high-income-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$55	1.10%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,556,477,853
Number of Holdings	200
Net Advisory Fee	$4,912,103
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	5.3%
First American Government Obligations Fund	2.9%
CMG Media Corp.	2.8%
Compass Group Diversified Holdings LLC	2.4%
Marelli Holdings Co., Ltd.	2.4%
HCA, Inc.	2.3%
Oracle Corp.	2.3%
GrubHub Holdings, Inc.	2.2%
BX Trust	2.2%
Arch Investment Partners LLC	2.1%

Security Type	(%)
Corporate Bonds	50.5%
Bank Loans	12.2%
Special Purpose Acquisition Companies (SPACs)	11.9%
Money Market Funds	8.2%
Commercial Paper	7.0%
Convertible Bonds	3.4%
Mortgage-Backed Securities	3.2%
Asset-Backed Securities	2.4%
U.S. Treasury Securities	1.8%
Cash & Other	-0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/low-duration-high-income-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Low Duration High Income Fund	PAGE 1	TSR-SAR-89834G703

CrossingBridge Nordic High Income Bond Fund
Institutional Class | NRDCX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the CrossingBridge Nordic High Income Bond Fund (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.crossingbridgefunds.com/nordic-high-income-bond-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.95%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$87,511,867
Number of Holdings	81
Net Advisory Fee	$189,375
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
Norway Government Bond	6.4%
First American Treasury Obligations Fund	5.8%
First American Government Obligations Fund	5.8%
Statnett SF	2.3%
Tier Mobility SE	2.2%
Specac International Ltd.	2.2%
Stockwik Forvaltning AB	2.1%
CCIT Holdings AS	2.0%
Geveko AB	2.0%
Eidsiva Energi AS	1.9%

Security Type	(%)
Corporate Bonds	74.0%
Money Market Funds	11.5%
Foreign Government Debt Obligations	6.4%
Bank Loans	2.1%
Forwards	0.3%
Cash & Other	5.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/nordic-high-income-bond-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Nordic High Income Bond Fund	PAGE 1	TSR-SAR-89834G554

CrossingBridge Responsible Credit Fund
Institutional Class | CBRDX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the CrossingBridge Responsible Credit Fund (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.crossingbridgefunds.com/responsible-credit-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$44,681,093
Number of Holdings	79
Net Advisory Fee	$68,409
Portfolio Turnover	42%
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	5.6%
Kodiak Gas Services LLC	3.7%
Oracle Corp.	3.1%
Dell International LLC	3.1%
Formycon AG	3.0%
Magle Chemoswed Holding AB	2.6%
Stockwik Forvaltning AB	2.5%
Nexus Newco BV	2.4%
GrubHub Holdings, Inc.	2.4%
Live Oak Acquisition Corp. V	2.3%

Security Type	(%)
Corporate Bonds	62.2%
Special Purpose Acquisition Companies (SPACs)	12.0%
Commercial Paper	8.9%
Money Market Funds	7.0%
Bank Loans	5.2%
Convertible Bonds	1.9%
Preferred Stocks	1.8%
Common Stocks	1.2%
Real Estate Investment Trusts - Preferred	0.3%
Cash & Other	-0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/responsible-credit-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Responsible Credit Fund	PAGE 1	TSR-SAR-89834G810

CrossingBridge Ultra-Short Duration ETF
CUSD (Principal U.S. Listing Exchange: NASDAQ Stock Market, LLC )
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the CrossingBridge Ultra-Short Duration ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.crossingbridgefunds.com/ultra-short-duration-etf. You can also request this information by contacting us at 1-888-898-2780. This report describes changes to the Fund that occurred during the period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
CrossingBridge Ultra-Short Duration ETF	$40	0.80%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$11,382,500
Number of Holdings	37
Net Advisory Fee	$71,543
Portfolio Turnover	158%
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
Mercer Park Opportunities Corp.	12.2%
Quetta Acquisition Corp.	7.3%
First American Treasury Obligations Fund	6.5%
Silverbox Corp. IV	4.5%
DT Cloud Star Acquisition Corp.	4.5%
Apex Treasury Corp.	4.4%
General Purpose Acquisition Corp.	4.4%
Flag Ship Acquisition Corp.	4.3%
Eureka Acquisition Corp.	4.3%
Cantor Equity Partners III, Inc.	4.1%

Security Type	(%)
Special Purpose Acquisition Companies (SPACs)	80.4%
Money Market Funds	8.7%
Corporate Bonds	6.6%
Commercial Paper	3.1%
Rights	0.1%
Warrants	0.0%*
Cash & Other	1.1%
*	Represents less than 0.05% of net assets.
How has the Fund changed?
This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s prospectus at https://www.crossingbridgefunds.com/ultra-short-duration-etf. You can also request this information by contacting us at 1-888-898-2780.
Effective January 28, 2026, the Fund changed its name from the CrossingBridge Pre-Merger SPAC ETF to the CrossingBridge Ultra-Short Duration ETF. In connection with the name change, the Fund revised its principal investment strategies to invest primarily in fixed income securities — including bills, notes, bonds, debentures, convertible bonds, loan participations, syndicated loan assignments, mortgage- and asset-backed securities, Rule 144A fixed income securities, zero coupon securities, sovereign debt and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities, preferred stock and fixed income-like equities (e.g., special purpose acquisition companies (“SPACs”)) - while maintaining an average
CrossingBridge Ultra-Short Duration ETF	PAGE 1	TSR-SAR-89834G778

portfolio duration of 1.0 or less. The Fund also amended its investment objective from providing total returns consistent with preservation of  capital to seeking to offer a higher yield than cash instruments while maintaining a low duration.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/ultra-short-duration-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Ultra-Short Duration ETF	PAGE 2	TSR-SAR-89834G778

CrossingBridge Ultra-Short Duration Fund
Institutional Class | CBUDX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the CrossingBridge Ultra-Short Duration Fund (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.crossingbridgefunds.com/ultra-short-duration-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$47	0.94%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$364,654,524
Number of Holdings	103
Net Advisory Fee	$1,207,450
Portfolio Turnover	74%
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	5.5%
CR Landco Austin, LLC	3.3%
Confluent, Inc.	3.2%
BX Trust	3.1%
HCA, Inc.	2.9%
Oracle Corp.	2.8%
Jabil, Inc.	2.8%
Marelli Holdings Co., Ltd.	2.8%
Crown Castle, Inc.	2.3%
EIDP, Inc.	2.3%

Security Type	(%)
Corporate Bonds	58.8%
Bank Loans	9.0%
Commercial Paper	6.7%
Special Purpose Acquisition Companies (SPACs)	6.7%
Mortgage-Backed Securities	6.2%
Money Market Funds	6.0%
Convertible Bonds	3.4%
Municipal Bonds	2.3%
Asset-Backed Securities	2.0%
Cash & Other	-1.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/ultra-short-duration-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Ultra-Short Duration Fund	PAGE 1	TSR-SAR-89834G828

Riverpark Strategic Income Fund
Institutional Class | RSIIX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Riverpark Strategic Income Fund (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.crossingbridgefunds.com/riverpark-strategic-income-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$58	1.16%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$597,808,650
Number of Holdings	145
Net Advisory Fee	$1,972,825
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	4.9%
Forum Energy Technologies, Inc.	2.9%
CMG Media Corp.	2.8%
Oracle Corp.	2.6%
Canopy Growth Corp.	2.5%
888 Acquisitions Ltd.	2.4%
Compass Group Diversified Holdings LLC	2.4%
GrubHub Holdings, Inc.	2.2%
Trulieve Cannabis Corp.	2.1%
TPC Group, Inc.	2.1%

Security Type	(%)
Corporate Bonds	50.8%
Bank Loans	11.8%
Commercial Paper	9.6%
Special Purpose Acquisition Companies (SPACs)	8.4%
Money Market Funds	6.2%
Common Stocks	3.4%
Preferred Stocks	2.0%
U.S. Treasury Securities	2.0%
Convertible Bonds	1.5%
Cash & Other	4.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/riverpark-strategic-income-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Riverpark Strategic Income Fund	PAGE 1	TSR-SAR-89834G679

Riverpark Strategic Income Fund
Retail Class | RSIVX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Riverpark Strategic Income Fund (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.crossingbridgefunds.com/riverpark-strategic-income-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$71	1.41%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$597,808,650
Number of Holdings	145
Net Advisory Fee	$1,972,825
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	4.9%
Forum Energy Technologies, Inc.	2.9%
CMG Media Corp.	2.8%
Oracle Corp.	2.6%
Canopy Growth Corp.	2.5%
888 Acquisitions Ltd.	2.4%
Compass Group Diversified Holdings LLC	2.4%
GrubHub Holdings, Inc.	2.2%
Trulieve Cannabis Corp.	2.1%
TPC Group, Inc.	2.1%

Security Type	(%)
Corporate Bonds	50.8%
Bank Loans	11.8%
Commercial Paper	9.6%
Special Purpose Acquisition Companies (SPACs)	8.4%
Money Market Funds	6.2%
Common Stocks	3.4%
Preferred Stocks	2.0%
U.S. Treasury Securities	2.0%
Convertible Bonds	1.5%
Cash & Other	4.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/riverpark-strategic-income-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Riverpark Strategic Income Fund	PAGE 1	TSR-SAR-89834G661

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CrossingBridge FUNDS
CrossingBridge Low Duration High Income Fund
Institutional Class (CBLDX)
Retail Class (CBLVX)
Crossingbridge Nordic High Income Bond Fund
Institutional Class (NRDCX)
CrossingBridge Responsible Credit Fund
Institutional Class (CBRDX)
CrossingBridge Ultra-Short Duration ETF
(formerly known as the CrossingBridge Pre-Merger SPAC ETF)
(CUSD)
CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
Institutional Class (CBUDX)
RiverPark Strategic Income Fund
Institutional Class (RSIIX)
Retail Class (RSIVX)
Semi-Annual Financial Statements and Additional Information
March 31, 2026

CROSSINGBRIDGE LOW DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

		Par	Value
CORPORATE BONDS - 50.5%
Accommodation and Food Services - 2.2%
GrubHub Holdings, Inc., 13.00% (or 6.00% PIK), 07/31/2030(a)		$42,905,565	$33,953,465
Communications - 0.4%
Fable Media Group AB, 9.00%, 11/11/2028	SEK	37,310,740	3,921,576
Gentoo Media PLC, 9.29% (3 mo. STIBOR + 7.25%), 12/18/2026	SEK	25,750,000	2,628,273
			6,549,849
Consumer Discretionary - 3.2%
Aider Konsern AS, 8.33% (3 mo. NIBOR + 4.15%), 09/05/2028	NOK	7,850,000	813,748
Alaska Airlines, Inc., Series A, 4.80%, 08/15/2027(a)		1,048,417	1,049,300
Booster Precision Components GmbH, 11.01% (3 mo. EURIBOR + 9.00%), 11/28/2026	EUR	2,574,000	2,216,503
European Entertainment Intressenter BidCo AB, 9.28% (3 mo. EURIBOR + 7.25%), 09/29/2030	EUR	17,700,000	19,793,738
OP Holdco GmbH, 8.54% (3 mo. EURIBOR + 6.50%), 06/05/2029(a)	EUR	16,900,000	18,752,601
United Airlines, Inc., Series A, 4.00%, 04/11/2026		6,448,195	6,442,440
View Ledger AS, 8.61% (3 mo. NIBOR + 4.50%), 01/31/2029	NOK	9,500,000	992,148
			50,060,478
Energy - 3.3%
Arch Investment Partners LLC, 10.00%, 03/27/2030(a)		33,493,000	32,823,140
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		17,250,000	18,173,594
			50,996,734
Finance and Insurance - 5.7%
BGC Group, Inc., 6.15%, 04/02/2030		6,707,000	6,825,203
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(a)		40,566,062	37,768,416
Icahn Enterprises LP, 5.25%, 05/15/2027		18,300,000	17,943,916
Mutares SE & Co. KGaA, 10.63% (3 mo. EURIBOR + 8.50%), 03/31/2027	EUR	2,000,000	2,327,336

		Par	Value
National Rural Utilities Cooperative Finance Corp., 4.05%, 02/09/2029		$1,828,000	$1,816,009
Oaktree Strategic Credit Fund, 6.19%, 07/15/2030		5,822,000	5,699,466
PennantPark Floating Rate Capital Ltd., 4.25%, 04/01/2026		15,645,000	15,645,000
Prime Security Services Borrower LLC, 5.75%, 04/15/2026(a)		1,116,000	1,120,743
			89,146,089
Health Care and Social Assistance - 4.8%
Formycon AG, 9.03% (3 mo. EURIBOR + 7.00%), 07/09/2029	EUR	12,188,000	13,559,284
HCA, Inc., 5.25%, 06/15/2026		36,021,000	36,042,755
Magle Chemoswed Holding AB, 8.66% (3 mo. STIBOR + 6.50%), 07/04/2028	SEK	117,500,000	10,860,495
Specac International Ltd., 10.17% (3 mo. Term SOFR + 6.50%), 09/16/2030(a)		13,875,000	14,013,750
			74,476,284
Holding Companies - 0.5%
Novedo Holding AB, 9.08% (3 mo. STIBOR + 7.00%), 09/23/2027	SEK	56,250,000	5,318,010
Qflow Group AB, 7.63% (3 mo. STIBOR + 5.50%), 09/25/2028	SEK	27,500,000	2,943,822
			8,261,832
Industrials - 1.2%
Beelux Sarl, 9.08% (3 mo. EURIBOR + 7.00%), 03/14/2028(b)	EUR	11,340,739	12,420,073
Eqva ASA, 11.86% (3 mo. NIBOR + 7.75%), 02/04/2030(a)	NOK	50,000,000	5,137,923
Stolt-Nielsen Ltd., 7.44% (3 mo. NIBOR + 3.15%), 09/26/2028(a)	NOK	13,500,000	1,428,717
			18,986,713
Information - 5.4%
Cabonline Group Holding AB
10.00%, 03/19/2028	SEK	21,879,529	2,181,230
12.00%, 03/19/2028	SEK	77,770,274	7,801,173
Discovery Global Holdings, Inc., 3.76%, 03/15/2027		8,026,000	7,932,016
GCI LLC, 4.75%, 10/15/2028(a)		20,442,000	19,685,575

The accompanying notes are an integral part of these financial statements.

1

CROSSINGBRIDGE LOW DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Information - (Continued)
Go North Group AB, 10.00% (or 10.00% PIK) (SOFR + 5.76%), 01/22/2030(c)		$2,212,977	$1,040,099
Impala BondCo PLC, 12.00% (or 12.00% PIK) (3 mo. STIBOR + 9.00%), 10/30/2027	SEK	14,742,414	895,447
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)		29,785,000	29,826,967
T-Mobile USA, Inc., 2.63%, 04/15/2026		14,137,000	14,126,744
			83,489,251
Manufacturing - 6.1%
AbbVie, Inc., 2.95%, 11/21/2026		8,400,000	8,337,852
Berry Global, Inc., 4.88%, 07/15/2026(a)		5,163,000	5,163,595
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028(d)		11,330,000	5,976,575
Chemours Co., 4.63%, 11/15/2029(a)		2,000,000	1,881,967
Dell International LLC, 4.90%, 10/01/2026		12,159,000	12,176,761
Hologic, Inc., 3.25%, 02/15/2029(a)		6,327,000	6,324,564
Jabil, Inc.
1.70%, 04/15/2026		10,567,000	10,553,568
4.20%, 02/01/2029		1,000,000	988,011
LSB Industries, Inc., 6.25%, 10/15/2028(a)		12,900,000	12,825,181
Microchip Technology, Inc., 5.05%, 02/15/2030		11,462,000	11,564,573
Neptune Bidco AS, 11.06% (3 mo. NIBOR + 6.75%), 06/28/2028	NOK	55,000,000	4,577,227
Pfizer, Inc., 4.20%, 11/15/2030		5,112,000	5,077,861
Secop Group Holding GmbH, 10.54% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	2,561,000	2,982,363
Sonoco Products Co., 4.45%, 09/01/2026		6,466,000	6,470,009
			94,900,107
Materials - 0.2%
Alltub Group SAS, 8.50% (3 mo. EURIBOR + 6.50%), 04/30/2030	EUR	2,077,000	2,484,737
Duran Life Science Holding GmbH, 8.51% (3 mo. EURIBOR + 6.50%), 05/31/2030	EUR	481,000	558,746
			3,043,483

		Par	Value
Mining, Quarrying, and Oil and Gas Extraction - 0.2%
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(a)		$2,566,000	$2,570,754
Other Services (except Public Administration) - 0.4%
Shutterfly Finance LLC, 9.75%, 10/01/2027(a)		5,619,000	5,639,453
Professional, Scientific, and Technical Services - 6.8%
Gen Digital, Inc., 6.75%, 09/30/2027(a)		18,918,000	18,947,399
Getty Images, Inc.
14.00%, 03/01/2028(a)		7,988,000	7,608,837
11.25%, 02/21/2030(a)		17,976,000	16,010,964
Go Daddy Operating Co. LLC, 5.25%, 12/01/2027(a)		22,675,000	22,632,194
Oracle Corp.
2.65%, 07/15/2026		21,930,000	21,810,924
3.25%, 11/15/2027		14,524,000	14,177,540
VMware LLC, 1.40%, 08/15/2026		4,061,000	4,018,672
			105,206,530
Real Estate - 1.1%
Boras V-tyget 1 AB, 7.75% (3 mo. STIBOR + 5.75%), 04/29/2027	SEK	165,900,000	17,832,559
Real Estate and Rental and Leasing - 0.8%
Williams Scotsman, Inc., 4.63%, 08/15/2028(a)		12,934,000	12,727,987
Technology - 3.7%
Azerion Group NV, 7.58% (3 mo. EURIBOR + 5.50%), 10/02/2029	EUR	16,800,000	18,131,906
Goldcup 100865 AB, 7.45% (3 mo. STIBOR + 5.50%), 07/11/2028	SEK	6,250,000	674,778
Hawk Infinity Software AS, 10.63% (3 mo. NIBOR + 6.50%), 10/15/2029(a)(b)	NOK	71,900,000	7,070,896
Trustly AB, 8.78% (3 mo. EURIBOR + 6.75%), 10/08/2030	EUR	19,800,000	20,568,739
Verve Group SE, 6.12% (3 mo. EURIBOR + 4.00%), 04/01/2029(a)	EUR	11,312,000	11,898,285
			58,344,604

The accompanying notes are an integral part of these financial statements.

2

CROSSINGBRIDGE LOW DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Transportation and Warehousing - 1.5%
XPO, Inc., 6.25%, 06/01/2028(a)		$22,656,000	$22,974,407
Utilities - 1.8%
ONEOK, Inc., 4.25%, 09/24/2027		13,261,000	13,230,713
Statnett SF, 4.60%, 05/12/2031	NOK	140,000,000	14,129,386
			27,360,099
Wholesale Trade - 1.2%
TD Synnex Corp., 1.75%, 08/09/2026		19,126,000	18,936,359
TOTAL CORPORATE BONDS (Cost $802,441,153)			785,457,037
BANK LOANS - 12.2%
Communications - 2.8%
CMG Media Corp., First Lien, 7.30% (3 mo. Term SOFR + 3.50%), 06/18/2029		46,253,415	43,524,464
Consumer Discretionary - 4.9%
888 Acquisitions LLC, First Lien, 9.05% (6 mo. Term SOFR + 5.25%), 07/03/2028		32,274,000	30,193,457
Elevate Textiles, Inc., 12.31% (3 mo. Term SOFR + 8.65%), 09/30/2027		8,585,850	8,628,779
Marelli Delayed Draw, 11.68% (1 mo. Term SOFR + 7.75%), 06/09/2026		14,378,355	14,737,814
Marelli Term Loan, 11.67% (1 mo. Term SOFR + 7.75%), 06/09/2026		21,567,532	22,106,720
			75,666,770
Information - 0.0%(e)
Go North Group AB, 10.00%, 01/22/2030(c)	SEK	7,500,000	792,255
Manufacturing - 0.8%
K&N Parent, Inc., 11.78% (3 mo. Term SOFR + 8.00%), 02/14/2027		11,821,121	11,702,909
Materials - 0.2%
Tosca Services LLC, 9.20% (3 mo. Term SOFR + 5.50%), 11/30/2028		3,039,082	3,081,265
Real Estate - 0.2%
CR Landco Austin, LLC, 10.00%, 10/15/2028(c)		3,830,000	3,830,000

	Par	Value
Real Estate and Rental and Leasing - 1.6%
Chicago Atlantic Real Estate Finance Term Loan, First Lien, 9.00%, 10/17/2028	$25,349,000	$25,222,255
Retail Trade - 1.7%
The Container Store, Inc., 9.20% (or 8.63% PIK) (6 mo. Term SOFR + 5.00%), 07/30/2029(c)(d)	561,423	97,687
The Container Store, Inc. First Out Loan, 10.17% (or 10.17% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029(c)	10,036,026	6,212,300
The Container Store, Inc. Priming Loan, 10.17% (1 mo. Term SOFR + 5.50%), 04/30/2029(c)	6,965,046	6,965,046
The Container Store, Inc. Rolled Up First Out Loan, 10.17% (or 10.17% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029(c)	3,851,979	2,384,375
The Container Store, Inc. Super Senior Loan, 10.17% (or 10.17% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029(c)	10,345,859	10,345,859
		26,005,267
TOTAL BANK LOANS (Cost $194,874,630)		189,825,185

	Shares
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 11.9%
Activate Energy Acquisition Corp. - Class A(f)	100,000	989,000
Agriculture & Natural Solutions Acquisition Corp.(f)	760,000	8,572,800
AI Infrastructure Acquisition Corp. - Class A(f)	231,200	2,318,936
Alpha Partners Technology Merger Corp. Founder Shares(c)(f)	9,341	0
Andretti Acquisition Corp. II - Class A(f)	393,586	4,193,659
APEX Tech Acquisition, Inc.(f)	416,000	4,162,080
Apex Treasury Corp. - Class A(f)	323,700	3,233,763
Armada Acquisition Corp. III(f)	370,000	3,696,300
Blueport Acquisition Ltd. - Class A(f)	92,000	920,920

The accompanying notes are an integral part of these financial statements.

3

CROSSINGBRIDGE LOW DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - (Continued)
Cal Redwood Acquisition Corp. - Class A(f)	231,200	$2,354,772
Cantor Equity Partners I, Inc. - Class A(f)	366,457	3,847,798
Charlton Aria Acquisition Corp. - Class A(f)	115,000	1,215,550
Columbus Circle Capital Corp. II(f)	150,000	1,491,000
Crane Harbor Acquisition Corp. II - Class A(f)	250,000	2,475,000
Crown Reserve Acquisition Corp. I(f)	648,265	6,495,615
D Boral Acquisition I Corp.(f)	400,000	4,038,000
Daedalus Special Acquisition Corp. - Class A(f)	80,000	792,800
Drugs Made In America Acquisition II Corp.(f)	323,700	3,230,526
Emmis Acquisition Corp. - Class A(f)	175,000	1,758,750
Evolution Global Acquisition Corp. - Class A(f)	75,000	748,125
General Purpose Acquisition Corp. - Class A(f)	100,000	991,000
GigCapital8 Corp. - Class A(f)	150,000	1,495,500
Harvard Ave Acquisition Corp. - Class A(f)	415,000	4,154,150
Invest Green Acquisition Corp. - Class A(f)	75,000	745,500
Iris Acquisition Corp. II(f)	350,000	3,489,500
Jackson Acquisition Co. II - Class A(f)	210,279	2,226,855
K2 Capital Acquisition Corp. - Class A(f)	208,000	2,052,960
Kochav Defense Acquisition Corp. - Class A(f)	175,000	1,793,750
Leapfrog Acquisition Corp.(f)	75,000	744,375
M Evo Global Acquisition Corp. II(f)	225,000	2,256,750
M3-Brigade Acquisition V Corp. - Class A(f)	747,068	8,023,510
McKinley Acquisition Corp. - Class A(f)	123,355	1,240,951
Mercer Park Opportunities Corp.(c)(f)	1,725,300	18,305,433
Miluna Acquisition Corp.(f)	75,000	750,750
Mountain Lake Acquisition Corp. - Class A(f)	308,590	3,249,453

	Shares	Value
Muzero Acquisition Corp.(f)	150,000	$1,489,500
Newbridge Acquisition Ltd.(f)	100,000	1,022,500
NMP Acquisition Corp. - Class A(f)	468,500	4,759,960
OTG Acquisition Corp. I - Class A(f)	484,258	4,871,635
Paloma Acquisition Corp. I(f)	185,000	1,846,300
Quartzsea Acquisition Corp.(f)	140,189	1,455,162
Republic Digital Acquisition Co. - Class A(f)	783,653	8,008,934
Safeguard Acquisition Corp.(f)	32,607	329,657
Sizzle Acquisition Corp. II - Class A(f)	70,357	721,863
Solarius Capital Acquisition Corp. - Class A(f)	778,922	7,929,426
SPACSphere Acquisition Corp.(f)	100,000	1,007,000
Spartacus Acquisition Corp. II(f)	100,000	1,003,500
TGE Value Creative Solutions Corp. - Class A(f)	450,000	4,446,000
Titan Acquisition Corp. - Class A(f)	366,000	3,780,780
Translational Development Acquisition Corp.(f)	268,300	2,833,248
Twelve Seas Investment Co. III - Class A(f)	186,000	1,843,260
Vendome Acquisition Corp. I - Class A(f)	300,000	3,039,000
Vine Hill Capital Investment Corp. II - Class A(f)	200,000	1,980,000
Wen Acquisition Corp. - Class A(f)	809,811	8,243,876
Westin Acquisition Corp. - Class A(f)	151,500	1,513,485
White Pearl Acquisition Corp.(f)	231,000	2,356,200
White Pearl Acquisition Corp. - Class A(f)	139,000	1,370,540
XFLH Capital Corp.(f)	416,000	4,105,920
Xsolla SPAC 1(f)	356,000	3,524,400
Yorkville Acquisition Corp. - Class A(f)	300,000	3,033,000
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $182,416,743)		184,570,977

The accompanying notes are an integral part of these financial statements.

4

CROSSINGBRIDGE LOW DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

		Par	Value
CONVERTIBLE BONDS - 3.4%
Accommodation and Food Services - 0.9%
Braemar Hotels & Resorts, Inc., 4.50%, 06/01/2026		$14,065,000	$13,854,025
Finance and Insurance - 0.4%
Euronet Worldwide, Inc., 0.63%, 10/01/2030(a)		6,840,000	5,963,625
Information - 1.8%
fuboTV, Inc., 7.50% (or 10.00% PIK), 02/15/2029(a)		10,132,000	9,473,420
Go North Group AB, 0.00%, 12/31/2050(c)(d)(g)	SEK	39,553,628	0
Leafly Holdings, Inc., 8.00%, 04/15/2026(c)		5,871,000	4,990,350
Ziff Davis, Inc., 1.75%, 11/01/2026		14,758,000	14,499,735
			28,963,505
Professional, Scientific, and Technical Services - 0.3%
Compass, Inc., 0.25%, 04/15/2031(a)		5,861,000	4,920,309
TOTAL CONVERTIBLE BONDS (Cost $56,308,019)			53,701,464
MORTGAGE-BACKED SECURITIES - 3.2%
Finance and Insurance - 3.2%
ARES Commercial Mortgage Trust, Series 2024-IND2, Class A, 5.12% (1 mo. Term SOFR + 1.44%), 10/15/2034(a)		6,615,000	6,622,681
BX Trust, A
Series 2024-BIO, Class A, 5.31% (1 mo. Term SOFR + 1.64%), 02/15/2041(a)		4,170,000	4,165,739
Series 2024-KING, Class A, 5.21% (1 mo. Term SOFR + 1.54%), 05/15/2034(a)		12,296,124	12,309,675
Series 2025-LUNR, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 06/15/2040(a)		14,545,680	14,579,419
BX Trust, B Series 2024-KING, Class B, 5.41% (1 mo. Term SOFR + 1.74%), 05/15/2034(a)		2,674,787	2,678,105

	Par	Value
DGWD Trust, A Series 2025-INFL, Class A, 5.27% (1 mo. Term SOFR + 1.60%), 08/15/2035(a)	$8,067,000	$8,085,722
DGWD Trust, B Series 2025-INFL, Class B, 5.47% (1 mo. Term SOFR + 1.80%), 08/15/2035(a)	2,180,000	2,174,559
		50,615,900
TOTAL MORTGAGE-BACKED SECURITIES (Cost $50,572,766)		50,615,900
ASSET-BACKED SECURITIES - 2.4%
Consumer Discretionary - 0.7%
Hertz Corp., Series 2025-1A, Class A, 4.91%, 09/25/2029(a)	10,076,000	10,161,416
Finance and Insurance - 1.7%
Alterna Funding LLC, A Series 2024-1A, Class A, 6.26%, 05/16/2039(a)	1,538,065	1,539,983
DB Master Finance Parent LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/2051(a)	8,791,765	8,288,673
Lyra Music Assets Delaware LP, A2 Series 2025-1A, Class A2, 5.60%, 09/20/2065(a)	8,114,117	8,170,246
RAM LLC, A
Series 2024-1, Class A, 6.67%, 02/15/2039(a)	1,173,515	1,173,811
Series 2025-1, Class A, 5.45%, 05/15/2040(a)	7,435,940	7,409,595
		26,582,308
TOTAL ASSET-BACKED SECURITIES (Cost $36,667,298)		36,743,724
U.S. TREASURY SECURITIES - 1.8%
United States Treasury Note, 3.50%, 01/15/2029	28,246,000	28,006,571
TOTAL U.S. TREASURY SECURITIES (Cost $28,118,010)		28,006,571

The accompanying notes are an integral part of these financial statements.

5

CROSSINGBRIDGE LOW DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - 0.3%
New York - 0.1%
New York State Dormitory Authority, 5.27%, 05/01/2035 (Obligor: Pace University)(h)	$2,005,000	$2,005,000
Pennsylvania - 0.2%
Pennsylvania Economic Development Financing Authority, 4.00%, 06/01/2041 (Obligor: Waste Management, Inc.)(h)(i)	2,500,000	2,501,192
TOTAL MUNICIPAL BONDS (Cost $4,505,000)		4,506,192

	Shares
PREFERRED STOCKS - 0.2%
Administrative and Support and Waste Management and Remediation Services - 0.2%
SWK Holdings Corp., 9.00%, 01/31/2027 (f)	152,467	3,887,908
TOTAL PREFERRED STOCKS (Cost $3,811,675)		3,887,908
COMMON STOCKS - 0.1%
Finance and Insurance - 0.0%(e)
Euronet Worldwide, Inc.(f)	4,657	309,085
Information - 0.0%(e)
Go North Group AB - Class B(c)(f)	100,142,180	0
Go North Group AB - Class C(c)(f)	701,211,745	0
Go North Group AB - Class D(c)(f)	600,000,000	0
		0
Manufacturing - 0.1%
Cannabist Co. Holdings, Inc.(c)(f)	4,027,595	0
Cannabist Co. Holdings, Inc.(f)	4,027,595	0
Prosomnus Equity(c)(f)(l)	996,799	996,799
		996,799
Retail Trade - 0.0%(e)
The Container Store, Inc.(f)	252,306	0
TOTAL COMMON STOCKS (Cost $1,280,965)		1,305,884

	Shares	Value
RIGHTS - 0.0%(e)
Finance and Insurance - 0.0%(e)
K2 Capital Acquisition Corp., Expires 07/30/2027, Exercise Price $10.00(f)	208,000	$43,680
McKinley Acquisition Corp., Expires 07/25/2030, Exercise Price $10.00(f)	123,355	13,575
Westin Acquisition Corp., Expires 09/17/2030, Exercise Price $10.00(f)	110,800	21,058
XFLH Capital Corp., Expires 12/31/2029, Exercise Price $10.00(f)	416,000	52,000
TOTAL RIGHTS (Cost $123,071)		130,313

	Contracts
WARRANTS - 0.0%(e)
Administrative and Support and Waste Management and Remediation Services - 0.0%(e)
Leapfrog Acquisition Corp., Expires 01/26/2031, Exercise Price $11.50(f)	24,500	6,254
Finance and Insurance - 0.0%(e)
Daedalus Special Acquisition Corp., Expires 09/17/2030, Exercise Price $11.50(f)	20,000	8,395
Information - 0.0%(e)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $115,000.00(f)	36,943	0
TOTAL WARRANTS (Cost $15,463)		14,649

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.2%
First American Government Obligations Fund - Class X, 3.58%(j)	44,687,057	44,687,057
First American Treasury Obligations Fund - Class X, 3.59%(j)	82,319,169	82,319,169
TOTAL MONEY MARKET FUNDS (Cost $127,006,226)		127,006,226

The accompanying notes are an integral part of these financial statements.

6

CROSSINGBRIDGE LOW DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
COMMERCIAL PAPER - 7.0%
Consumer Discretionary - 3.5%
Genuine Parts Co., 4.30%, 04/09/2026(a)(k)	$26,820,000	$26,792,142
Stanley Black & Decker, Inc., 4.25%, 04/20/2026(a)(k)	27,465,000	27,403,424
		54,195,566
Consumer Staples - 1.9%
Keurig Dr Pepper, Inc., 4.35%, 04/24/2026(a)(k)	29,595,000	29,510,838
Finance and Insurance - 1.4%
Crown Castle, Inc., 4.29%, 04/14/2026(a)(k)	21,735,000	21,699,474
Manufacturing - 0.2%
Jabil, Inc., 4.07%, 04/09/2026(a)(k)	3,500,000	3,496,082
TOTAL COMMERCIAL PAPER (Cost $108,910,065)		108,901,960
TOTAL INVESTMENTS - 101.2% (Cost $1,597,051,084)		$1,574,673,990
Liabilities in Excess of Other Assets - (1.2)%		(18,196,137)
TOTAL NET ASSETS - 100.0%		$1,556,477,853

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
AB - Aktiebolag
ASA - Advanced Subscription Agreement
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
STIBOR - Stockholm Interbank Offered Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $566,456,018 or 36.4% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $55,960,203 or 3.6% of net assets as of March 31, 2026.

(d)	Security is currently in default.
(e)	Represents less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	Zero coupon bonds make no periodic interest payments.
(h)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(i)	Security subject to the Alternative Minimum Tax (“AMT”). As of March 31, 2026, the total value of securities subject to the AMT was $2,501,192 or 0.2% of net assets.
(j)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(k)	The rate shown is the annualized yield as of March 31, 2026.
(l)	Privately held.
The accompanying notes are an integral part of these financial statements.

7

CROSSINGBRIDGE LOW DURATION HIGH INCOME FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
March 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	05/15/2026	EUR	2,575,000	USD	2,971,164	$11,629
U.S. Bancorp Investments, Inc.	05/15/2026	USD	33,386,755	NOK	322,900,000	48,799
U.S. Bancorp Investments, Inc.	05/15/2026	USD	64,029,499	SEK	592,990,000	1,240,531
U.S. Bancorp Investments, Inc.	05/15/2026	NOK	9,980,000	USD	1,046,023	(15,633)
U.S. Bancorp Investments, Inc.	05/15/2026	SEK	2,260,000	USD	242,037	(2,737)
U.S. Bancorp Investments, Inc.	05/15/2026	USD	124,518,146	EUR	107,710,000	(249,457)
Net Unrealized Appreciation (Depreciation)						$1,033,132

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

8

CROSSINGBRIDGE NORDIC HIGH INCOME BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

		Par	Value
CORPORATE BONDS - 74.0%
Communications - 6.1%
Fable Media Group AB, 9.00%, 11/11/2028	SEK	12,500,000	$1,313,823
Fonecta Group Oy, 7.91% (3 mo. EURIBOR + 5.75%), 12/17/2029	EUR	1,000,000	1,158,773
Gentoo Media PLC, 9.29% (3 mo. STIBOR + 7.25%), 12/18/2026	SEK	3,475,000	354,689
HomeToGo SE, 9.80% (3 mo. EURIBOR + 7.75%), 03/10/2031	EUR	1,350,000	1,513,593
Kolibri Beteiligungsgesellschaft mbH & Co. KGaA, 8.99% (3 mo. EURIBOR + 7.00%), 02/13/2029(a)	EUR	750,000	897,233
NoA BidCo AS, 11.63% (3 mo. NIBOR + 7.50%), 04/15/2027	NOK	1,250,000	131,352
			5,369,463
Consumer Discretionary - 13.0%
3t Global Bidco PLC, 11.25%, 05/22/2028		500,000	488,125
Amwood AB, 8.24% (3 mo. STIBOR + 6.25%), 10/25/2027	SEK	18,750,000	1,346,833
Booster Precision Components GmbH, 11.01% (3 mo. EURIBOR + 9.00%), 11/28/2026	EUR	686,000	590,723
BOS GmbH & Co. KG, 11.13% (3 mo. EURIBOR + 9.00%), 06/25/2029	EUR	800,000	910,814
European Entertainment Intressenter BidCo AB, 9.28% (3 mo. EURIBOR + 7.25%), 09/29/2030	EUR	1,200,000	1,341,948
Felleskjopet Agri SA, 6.02% (3 mo. NIBOR + 1.75%), 03/19/2030	NOK	11,000,000	1,145,293
Keyto Group AB, 7.25% (3 mo. STIBOR + 5.25%), 05/08/2029	SEK	8,750,000	947,213
LR Health & Beauty SE, 9.57% (EURIBOR + 7.50%), 03/06/2028	EUR	162,425	187,740
OP Holdco GmbH, 8.54% (3 mo. EURIBOR + 6.50%), 06/05/2029(a)	EUR	600,000	665,773
Tier Mobility SE, 10.04% (3 mo. EURIBOR + 8.00%), 10/27/2029	EUR	1,693,000	1,934,849
Vend Marketplaces ASA, 4.97% (3 mo. NIBOR + 0.78%), 11/25/2026	NOK	10,000,000	1,036,240

		Par	Value
View Ledger AS, 8.61% (3 mo. NIBOR + 4.50%), 01/31/2029	NOK	7,500,000	$783,275
			11,378,826
Consumer Staples - 5.2%
Greenfood AB, 9.00% (3 mo. STIBOR + 7.00%), 11/13/2028	SEK	2,500,000	278,280
Groentvedt AS
0.00%, 03/04/2029(b)(c)	NOK	7,500,000	464,737
0.00%, 03/04/2029(b)(c)	NOK	3,750,000	174,276
Loch Duart PLC, 10.48% (3 mo. NIBOR + 6.35%), 11/06/2028	NOK	5,000,000	506,758
Neptune Bidco AS, 11.06% (3 mo. NIBOR + 6.75%), 06/28/2028	NOK	1,250,000	104,028
Nexus Newco BV, 8.53% (3 mo. EURIBOR + 6.50%), 06/04/2030	EUR	1,200,000	1,439,040
Okechamp Global BV
9.48% (3 mo. EURIBOR + 7.50%), 11/14/2028	EUR	512,176	355,201
9.48% (or 9.48% PIK) (3 mo. EURIBOR + 7.50%), 11/14/2028	EUR	12,465	8,644
Salmar ASA
5.47% (3 mo. NIBOR + 1.35%), 01/22/2027	NOK	5,000,000	519,731
5.26% (3 mo. NIBOR + 1.15%), 01/30/2030	NOK	7,000,000	724,172
			4,574,867
Energy - 2.8%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		900,000	948,187
Golar LNG Ltd., 7.50%, 10/02/2030(a)		1,464,000	1,481,779
			2,429,966
Finance and Insurance - 0.3%
Mutares SE & Co. KGaA, 8.40% (3 mo. EURIBOR + 6.25%), 09/19/2029	EUR	200,000	229,148
Health Care and Social Assistance - 6.1%
Formycon AG, 9.03% (3 mo. EURIBOR + 7.00%), 07/09/2029	EUR	1,400,000	1,557,515
Genmab AS, 6.25%, 12/15/2032(a)		584,000	597,500
Magle Chemoswed Holding AB, 8.66% (3 mo. STIBOR + 6.50%), 07/04/2028	SEK	13,750,000	1,270,909
Specac International Ltd., 10.17% (3 mo. Term SOFR + 6.50%), 09/16/2030(a)		1,875,000	1,893,750
			5,319,674

The accompanying notes are an integral part of these financial statements.

9

CROSSINGBRIDGE NORDIC HIGH INCOME BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Holding Companies - 7.5%
Aker ASA, 6.00% (3 mo. NIBOR + 1.87%), 01/15/2029(a)	NOK	1,500,000	$157,513
Dura Sverige AB, 10.69% (3 mo. STIBOR + 8.50%), 06/30/2028	SEK	10,000,000	1,061,567
JDC Group AG, 6.51% (3 mo. EURIBOR + 4.50%), 08/28/2029(a)	EUR	896,000	1,040,825
Neptunia Invest AB, 6.73% (3 mo. STIBOR + 4.75%), 03/05/2028	SEK	3,750,000	396,128
Nordwest Industrie Group GmbH, 8.79% (3 mo. EURIBOR + 6.75%), 11/06/2028(a)	EUR	660,000	381,432
Novedo Holding AB, 9.08% (3 mo. STIBOR + 7.00%), 09/23/2027	SEK	5,000,000	472,712
Qflow Group AB, 7.63% (3 mo. STIBOR + 5.50%), 09/25/2028	SEK	11,250,000	1,204,291
Stockwik Forvaltning AB, 9.42% (3 mo. STIBOR + 7.25%), 06/26/2029(a)	SEK	16,250,000	1,816,074
			6,530,542
Industrials - 11.3%
Beelux Sarl, 9.08% (3 mo. EURIBOR + 7.00%), 03/14/2028(b)	EUR	890,105	974,819
Eqva ASA, 11.86% (3 mo. NIBOR + 7.75%), 02/04/2030(a)	NOK	2,000,000	205,517
Magellan Bidco Sarl, 7.15% (3 mo. EURIBOR + 5.00%), 12/19/2029	EUR	800,000	900,411
Performance Shipping, Inc., 9.88%, 07/17/2029(a)		625,000	647,991
Posten Bring AS, 2.13%, 11/25/2026	NOK	14,000,000	1,421,207
Seapeak LLC, 9.10% (3 mo. NIBOR + 4.90%), 11/18/2026	NOK	9,000,000	937,164
SFL Corp. Ltd., 7.75%, 01/29/2030(a)		400,000	408,250
SLR Group GmbH, 9.03% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	643,150	732,238
Stolt-Nielsen Ltd., 7.44% (3 mo. NIBOR + 3.15%), 09/26/2028(a)	NOK	15,500,000	1,640,379
Twma Finance AS, 12.25%, 02/10/2029(a)		837,000	855,832
Tyre Midco Ltd., 11.50% (or 3.00% PIK), 12/02/2029		604,500	606,797

		Par	Value
Vegfinans Viken AS, 4.72% (3 mo. NIBOR + 0.43%), 06/26/2026	NOK	5,000,000	$516,879
			9,847,484
Manufacturing - 0.8%
Elkem ASA, 5.71% (3 mo. NIBOR + 1.55%), 08/31/2028	NOK	7,000,000	725,911
Materials - 5.9%
Alltub Group SAS, 8.50% (3 mo. EURIBOR + 6.50%), 04/30/2030	EUR	863,000	1,032,416
Duran Life Science Holding GmbH, 8.51% (3 mo. EURIBOR + 6.50%), 05/31/2030	EUR	934,000	1,084,967
Geveko AB, 6.68% (3 mo. EURIBOR + 4.50%), 12/26/2028	EUR	1,500,000	1,757,710
Newco Holding Eur 29 Sarl, 11.00%, 02/20/2030(a)		1,375,000	1,332,031
			5,207,124
Real Estate - 0.8%
Boras V-tyget 1 AB, 7.75% (3 mo. STIBOR + 5.75%), 04/29/2027	SEK	6,300,000	677,186
Technology - 6.9%
B3 Consulting Group AB, 7.08% (3 mo. STIBOR + 5.00%), 06/24/2027	SEK	12,500,000	1,326,533
Goldcup 100865 AB, 7.45% (3 mo. STIBOR + 5.50%), 07/11/2028	SEK	1,250,000	134,956
Hawk Infinity Software AS, 10.63% (3 mo. NIBOR + 6.50%), 10/15/2029(a)(b)	NOK	8,300,000	816,251
Pamica Group AB, 7.66% (3 mo. STIBOR + 5.50%), 12/05/2027	SEK	11,250,000	1,194,324
Platform Group AG, 8.88%, 07/11/2028	EUR	500,000	476,790
Trustly AB, 8.78% (3 mo. EURIBOR + 6.75%), 10/08/2030	EUR	1,000,000	1,038,825
Verve Group SE, 6.12% (3 mo. EURIBOR + 4.00%), 04/01/2029(a)	EUR	1,000,000	1,051,829
			6,039,508
Utilities - 7.3%
Arva AS, 4.97% (3 mo. NIBOR + 0.80%), 09/02/2030	NOK	13,000,000	1,343,428
Eidsiva Energi AS, 2.35%, 04/20/2026	NOK	16,000,000	1,651,444

The accompanying notes are an integral part of these financial statements.

10

CROSSINGBRIDGE NORDIC HIGH INCOME BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Nord-troendelag Elektrisitetsverk AS, 4.86%, 09/10/2032	NOK	14,000,000	$1,405,004
Statnett SF, 4.60%, 05/12/2031	NOK	20,000,000	2,018,484
			6,418,360
TOTAL CORPORATE BONDS (Cost $62,898,637)			64,748,059
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 6.4%
Norway Government Bond
1.75%, 02/17/2027(a)	NOK	25,000,000	2,525,038
2.00%, 04/26/2028(a)	NOK	25,000,000	2,459,620
3.75%, 06/12/2035(a)	NOK	6,250,000	617,099
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $5,560,311)			5,601,757
BANK LOANS - 2.1%
Professional, Scientific, and Technical Services - 2.1%
CCIT Holdings AS, 10.00% (or 3.00% PIK), 02/28/2029(d)(f)	EUR	1,535,793	1,775,155
TOTAL BANK LOANS (Cost $1,580,421)			1,775,155

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 11.5%
First American Government Obligations Fund - Class X, 3.58%(e)	5,052,008	5,052,008
First American Treasury Obligations Fund - Class X, 3.59%(e)	5,052,007	5,052,007
TOTAL MONEY MARKET FUNDS (Cost $10,104,015)		10,104,015
TOTAL INVESTMENTS - 94.0% (Cost $80,143,384)		$82,228,986
Other Assets in Excess of Liabilities - 6.0%		5,282,881
TOTAL NET ASSETS - 100.0%		$87,511,867

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
AB - Aktiebolag
ASA - Advanced Subscription Agreement
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
STIBOR - Stockholm Interbank Offered Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $21,491,716 or 24.6% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(c)	Zero coupon bonds make no periodic interest payments.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,775,155 or 2.0% of net assets as of March 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(f)	Privately held.
The accompanying notes are an integral part of these financial statements.

11

CROSSINGBRIDGE NORDIC HIGH INCOME BOND FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
March 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	05/15/2026	USD	23,039,364	NOK	223,040,000	$11,499
U.S. Bancorp Investments, Inc.	05/15/2026	USD	14,388,748	SEK	133,290,000	275,287
U.S. Bancorp Investments, Inc.	05/15/2026	USD	24,102,211	EUR	20,849,000	(48,562)
Net Unrealized Appreciation (Depreciation)						$238,224

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

12

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

		Par	Value
CORPORATE BONDS - 62.2%
Accommodation and Food Services - 4.5%
GrubHub Holdings, Inc., 13.00% (or 6.00% PIK), 07/31/2030(a)		$1,344,275	$1,063,796
Travel + Leisure Co., 6.63%, 07/31/2026(a)		964,000	965,425
			2,029,221
Administrative and Support and Waste Management and Remediation Services - 2.2%
Uber Technologies, Inc., 4.50%, 08/15/2029(a)		1,000,000	992,322
Communications - 0.3%
Genexis International AB, 9.56% (3 mo. EURIBOR + 7.50%), 09/06/2026	EUR	200,000	143,326
Consumer Discretionary - 5.4%
BOS GmbH & Co. KG, 11.13% (3 mo. EURIBOR + 9.00%), 06/25/2029	EUR	700,000	796,962
Felleskjopet Agri SA, 6.02% (3 mo. NIBOR + 1.75%), 03/19/2030	NOK	9,000,000	937,058
Keyto Group AB, 7.25% (3 mo. STIBOR + 5.25%), 05/08/2029	SEK	6,250,000	676,581
			2,410,601
Consumer Staples - 2.4%
Nexus Newco BV, 8.53% (3 mo. EURIBOR + 6.50%), 06/04/2030	EUR	900,000	1,079,280
Energy - 1.7%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		700,000	737,479
Finance and Insurance - 1.8%
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(a)		770,000	778,197
Health Care and Social Assistance - 5.6%
Formycon AG, 9.03% (3 mo. EURIBOR + 7.00%), 07/09/2029	EUR	1,213,000	1,349,476
Magle Chemoswed Holding AB, 8.66% (3 mo. STIBOR + 6.50%), 07/04/2028	SEK	12,500,000	1,155,372
			2,504,848

		Par	Value
Holding Companies - 7.3%
JDC Group AG, 6.51% (3 mo. EURIBOR + 4.50%), 08/28/2029(a)	EUR	574,000	$666,778
Nordwest Industrie Group GmbH, 8.79% (3 mo. EURIBOR + 6.75%), 11/06/2028(a)	EUR	880,000	508,577
Novedo Holding AB, 9.08% (3 mo. STIBOR + 7.00%), 09/23/2027	SEK	10,000,000	945,424
Stockwik Forvaltning AB, 9.42% (3 mo. STIBOR + 7.25%), 06/26/2029(a)	SEK	10,000,000	1,117,584
			3,238,363
Industrials - 0.7%
SLR Group GmbH, 9.03% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	282,850	322,030
Information - 6.9%
Cabonline Group Holding AB
10.00%, 03/19/2028	SEK	6,292,000	627,267
12.00%, 03/19/2028	SEK	3,364,000	337,444
Calligo UK Ltd., 9.14% (or 9.14% PIK) (3 mo. EURIBOR + 7.00%), 12/29/2028	EUR	112,898	16,964
GCI LLC, 4.75%, 10/15/2028(a)		1,000,000	962,997
Go North Group AB, 10.00% (or 10.00% PIK) (SOFR + 5.76%), 01/22/2030(b)		329,496	154,863
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)		1,000,000	1,001,409
			3,100,944
Manufacturing - 3.5%
Dell International LLC, 4.90%, 10/01/2026		1,370,000	1,372,001
Secop Group Holding GmbH, 10.54% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	150,000	174,680
			1,546,681
Materials - 2.9%
Duran Life Science Holding GmbH, 8.51% (3 mo. EURIBOR + 6.50%), 05/31/2030	EUR	622,000	722,537
Geveko AB, 6.68% (3 mo. EURIBOR + 4.50%), 12/26/2028	EUR	500,000	585,903
			1,308,440

The accompanying notes are an integral part of these financial statements.

13

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - 62.2%
Mining, Quarrying, and Oil and Gas Extraction - 3.7%
Kodiak Gas Services LLC, 7.25%, 02/15/2029(a)		$1,575,000	$1,632,661
Professional, Scientific, and Technical Services - 4.4%
Getty Images, Inc.
14.00%, 03/01/2028(a)		279,000	265,757
11.25%, 02/21/2030		657,000	585,180
Oracle Corp.
2.65%, 07/15/2026		673,000	669,346
2.80%, 04/01/2027		444,000	436,474
			1,956,757
Retail Trade - 2.2%
CVS Health Corp., 2.88%, 06/01/2026		1,000,000	997,499
Technology - 2.9%
Hawk Infinity Software AS, 10.63% (3 mo. NIBOR + 6.50%), 10/15/2029(a)(c)	NOK	2,500,000	245,859
Trustly AB, 8.78% (3 mo. EURIBOR + 6.75%), 10/08/2030	EUR	600,000	623,295
Verve Group SE, 6.12% (3 mo. EURIBOR + 4.00%), 04/01/2029(a)	EUR	414,000	435,457
			1,304,611
Transportation and Warehousing - 2.0%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)		871,000	895,901
Utilities - 1.8%
Statnett SF, 4.60%, 05/12/2031	NOK	8,000,000	807,394
TOTAL CORPORATE BONDS (Cost $28,734,878)			27,786,555

	Shares
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 12.0%
Agriculture & Natural Solutions Acquisition Corp.(d)	75,000	846,000
Inflection Point Acquisition Corp. III(d)	100,000	1,021,000
Launch One Acquisition Corp.(d)	63,031	675,377
Live Oak Acquisition Corp. V - Class A(d)	100,000	1,040,000
Mercer Park Opportunities Corp.(b)(d)	95,000	1,007,950

	Shares	Value
Siddhi Acquisition Corp. - Class A(d)	25,000	$259,500
Soulpower Acquisition Corp. - Class A(d)	50,000	512,500
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $5,296,969)		5,362,327

	Par
BANK LOANS - 5.2%
Consumer Discretionary - 1.7%
Elevate Textiles, Inc., 12.31% (3 mo. Term SOFR + 8.65%), 09/30/2027	$757,575	761,363
Information - 1.3%
Audacy Capital LLC, 9.78% (1 mo. Term SOFR + 6.00%), 09/30/2029	785,971	595,653
Retail Trade - 2.2%
Mountaineer Merger Corp.
11.65% (or 7.00% PIK) (1 mo. Term SOFR + 8.00%), 06/16/2030(b)	105,876	105,876
11.67% (or 7.00% PIK) (3 mo. Term SOFR + 8.00%), 06/16/2030(b)	35,803	35,803
The Container Store, Inc., 9.20% (or 8.63% PIK) (6 mo. Term SOFR + 5.00%), 07/30/2029(b)(e)	84,635	14,727
The Container Store, Inc. First Out Loan, 10.17% (or 10.17% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029(b)	190,666	118,022
The Container Store, Inc. Priming Loan, 10.17% (1 mo. Term SOFR + 5.50%), 04/30/2029(b)	220,541	220,541
The Container Store, Inc. Rolled Up First Out Loan, 10.17% (or 10.17% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029(b)	218,999	135,560
The Container Store, Inc. Super Senior Loan, 10.17% (or 10.17% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029(b)	325,019	325,019
		955,548
TOTAL BANK LOANS (Cost $2,603,390)		2,312,564

The accompanying notes are an integral part of these financial statements.

14

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

		Par	Value
CONVERTIBLE BONDS - 1.9%
Accommodation and Food Services - 1.9%
Braemar Hotels & Resorts, Inc., 4.50%, 06/01/2026		$843,000	$830,355
Information - 0.0%(f)
Go North Group AB, 0.00%, 12/31/2050(b)(e)(g)	SEK	1,722,507	0
TOTAL CONVERTIBLE BONDS (Cost $837,611)			830,355

	Shares
PREFERRED STOCKS - 1.8%
Retail Trade - 0.3%
Preferred A Mountaineer Merger, 0.00%(b)	277,392	110,957
Preferred B Mountaineer Merger, 0.00%(b)	199,699	0
		110,957
Wholesale Trade - 1.5%
NGL Energy Partners LP, Series B, 11.15% (3 mo. Term SOFR + 7.47%), Perpetual(d)	27,846	687,239
TOTAL PREFERRED STOCKS (Cost $688,013)		798,196
COMMON STOCKS - 1.2%
Finance and Insurance - 0.9%
Euronet Worldwide, Inc.(d)	6,014	399,149
Information - 0.0%(f)
Go North Group AB - Class B(b)(d)	3,652,178	0
Go North Group AB - Class C(b)(d)	30,357,144	0
		0
Manufacturing - 0.3%
RA Parent, Inc.(b)(d)	3	159,000
Retail Trade - 0.0%(f)
Mountaineer Merger Corp.(b)(d)	477,091	0
The Container Store, Inc.(d)	23,925	0
		0
TOTAL COMMON STOCKS (Cost $604,389)		558,149

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.3%
Real Estate and Rental and Leasing - 0.3%
CTO Realty Growth, Inc., Series A, 6.38%, Perpetual	7,859	$158,909
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $157,919)		158,909

	Contracts
WARRANTS - 0.0%(f)
Information - 0.0%(f)
Audacy Warrants, Expires 09/30/2029, Exercise Price $0.01(d)	1,434	4,302
TOTAL WARRANTS (Cost $40,641)		4,302

	Par
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 8.9%
Consumer Discretionary - 4.1%
Genuine Parts Co., 4.31%, 04/16/2026(a)(h)	$845,000	843,420
Stanley Black & Decker, Inc., 4.25%, 04/20/2026(a)(h)	1,000,000	997,758
		1,841,178
Consumer Staples - 2.1%
Keurig Dr Pepper, Inc., 4.35%, 04/24/2026(a)(h)	931,000	928,353
Health Care and Social Assistance - 2.0%
HCA, Inc., 4.17%, 04/29/2026(a)(h)	885,000	881,918
Professional, Scientific, and Technical Services - 0.7%
Oracle Corp., 4.52%, 09/16/2026(a)(h)	300,000	293,736
TOTAL COMMERCIAL PAPER (Cost $3,945,744)		3,945,185

The accompanying notes are an integral part of these financial statements.

15

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
MONEY MARKET FUNDS - 7.0%
First American Government Obligations Fund - Class X, 3.58%(i)	648,604	$648,604
First American Treasury Obligations Fund - Class X, 3.59%(i)	2,491,042	2,491,042
TOTAL MONEY MARKET FUNDS (Cost $3,139,646)		3,139,646
TOTAL INVESTMENTS - 100.5% (Cost $46,049,200)		$44,896,188
Liabilities in Excess of Other Assets - (0.5)%		(215,095)
TOTAL NET ASSETS - 100.0%		$44,681,093

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
AB - Aktiebolag
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
STIBOR - Stockholm Interbank Offered Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $15,477,905 or 34.6% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,388,318 or 5.3% of net assets as of March 31, 2026.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(d)	Non-income producing security.
(e)	Security is currently in default.
(f)	Represents less than 0.05% of net assets.
(g)	Zero coupon bonds make no periodic interest payments.
(h)	The rate shown is the annualized yield as of March 31, 2026.
(i)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

16

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
March 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	05/15/2026	EUR	85,000	USD	98,077	$384
U.S. Bancorp Investments, Inc.	05/15/2026	USD	1,910,562	NOK	18,478,000	2,792
U.S. Bancorp Investments, Inc.	05/15/2026	USD	5,257,958	SEK	48,695,000	101,870
U.S. Bancorp Investments, Inc.	05/15/2026	USD	7,317,797	EUR	6,330,000	(14,660)
Net Unrealized Appreciation (Depreciation)						$90,386

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

17

CROSSINGBRIDGE ULTRA-SHORT DURATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 80.4%
Andretti Acquisition Corp. II - Class A(a)	371	$3,953
Apex Treasury Corp. - Class A(a)	50,000	499,500
Artius II Acquisition, Inc. - Class A(a)	25,000	258,250
Berto Acquisition Corp.(a)	20,000	205,000
Black Hawk Acquisition Corp. - Class A(a)	3,024	34,927
Bluerock Acquisition Corp. - Class A(a)	20,000	198,100
Cantor Equity Partners III, Inc. - Class A(a)	44,839	462,290
DT Cloud Star Acquisition Corp.(a)	46,100	510,327
Eureka Acquisition Corp.(a)	42,921	486,724
Fact II Acquisition Corp.(a)	1,001	10,515
FG Merger II Corp.(a)	26,250	265,125
Flag Ship Acquisition Corp.(a)	44,906	491,272
General Purpose Acquisition Corp. - Class A(a)	50,000	495,500
Indigo Acquisition Corp.(a)	25,000	253,500
Inflection Point Acquisition Corp. III(a)	400	4,084
Insight Digital Partners II - Class A(a)	24,985	248,851
ITHAX Acquisition Corp. III - Class A(a)	25,000	247,500
Jackson Acquisition Co. II - Class A(a)	15,017	159,030
Leapfrog Acquisition Corp.(a)	20,000	198,500
Melar Acquisition Corp. I - Class A(a)	25,000	269,750
Mercer Park Opportunities Corp.(a)(b)	130,900	1,388,849
Mountain Lake Acquisition Corp. - Class A(a)	1,000	10,530
Quetta Acquisition Corp.(a)	72,661	828,699
Siddhi Acquisition Corp. - Class A(a)	40,000	415,200
Silverbox Corp. IV - Class A(a)	48,400	517,880
Titan Acquisition Corp. - Class A(a)	27,000	278,910
Twelve Seas Investment Co. III - Class A(a)	30,000	297,300
Voyager Acquisition Corp.(a)	10,774	115,389
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $8,885,385)		9,155,455

	Par
CORPORATE BONDS - 6.6%
Finance and Insurance - 2.2%
Crown Castle, Inc., 3.70%, 06/15/2026	$250,000	249,617
Health Care and Social Assistance - 2.2%
HCA, Inc., 5.25%, 06/15/2026	250,000	250,151

	Par	Value
Professional, Scientific, and Technical Services - 2.2%
Oracle Corp., 2.65%, 07/15/2026	$250,000	$248,643
TOTAL CORPORATE BONDS (Cost $748,562)		748,411

	Shares
RIGHTS - 0.1%
Finance and Insurance - 0.1%
LaFayette Acquisition Corp., Expires 10/24/2030, Exercise Price $1.00(a)	48,649	6,132
TOTAL RIGHTS (Cost $6,737)		6,132

	Contracts
WARRANTS - 0.0%(c)
Administrative and Support and Waste Management and Remediation Services - 0.0%(c)
ITHAX Acquisition Corp. III, Expires 01/16/2032, Exercise Price $11.50(a)	12,500	2,644
Leapfrog Acquisition Corp., Expires 01/26/2031, Exercise Price $11.50(a)	7,000	1,787
TOTAL WARRANTS (Cost $4,460)		4,431

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.7%
First American Government Obligations Fund - Class X, 3.58%(d)	253,435	253,435
First American Treasury Obligations Fund - Class X, 3.59%(d)	734,771	734,771
TOTAL MONEY MARKET FUNDS (Cost $988,206)		988,206

	Par
COMMERCIAL PAPER - 3.1%
Consumer Staples - 3.1%
Keurig Dr Pepper, Inc., 4.08%, 04/15/2026(e)(f)	$350,000	349,387
TOTAL COMMERCIAL PAPER (Cost $349,448)		349,387
TOTAL INVESTMENTS - 98.9% (Cost $10,982,798)		$11,252,022
Other Assets in Excess of Liabilities - 1.1%		130,478
TOTAL NET ASSETS - 100.0%		$11,382,500

The accompanying notes are an integral part of these financial statements.

18

CROSSINGBRIDGE ULTRA-SHORT DURATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
USD - United States Dollar
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,388,849 or 12.2% of net assets as of March 31, 2026.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(e)	The rate shown is the annualized yield as of March 31, 2026.
(f)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $349,387 or 3.1% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

19

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

		Par	Value
CORPORATE BONDS - 58.8%
Accommodation and Food Services - 0.7%
GrubHub Holdings, Inc., 13.00% (or 6.00% PIK), 07/31/2030(a)		$3,393,145	$2,685,177
Administrative and Support and Waste Management and Remediation Services - 0.3%
Concentrix Corp., 6.65%, 08/02/2026		1,118,000	1,123,008
Construction - 1.1%
Lennar Corp., 5.25%, 06/01/2026		4,000,000	4,002,165
Consumer Discretionary - 2.3%
Spirit Airlines, Inc., Series 2015-1, 4.10%, 04/01/2028		4,026,830	3,956,165
United Airlines, Inc.
Series 2020-1, 5.88%, 10/15/2027		1,628,031	1,656,324
Series A, 4.00%, 04/11/2026		2,787,898	2,785,410
			8,397,899
Consumer Staples - 3.2%
BAT Capital Corp., 3.22%, 09/06/2026		4,000,000	3,979,603
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026		3,500,000	3,468,806
Salmar ASA, 5.26% (3 mo. NIBOR + 1.15%), 01/30/2030	NOK	40,000,000	4,138,128
			11,586,537
Finance and Insurance - 4.6%
Crown Castle, Inc.
3.70%, 06/15/2026		2,080,000	2,076,816
1.05%, 07/15/2026		6,475,000	6,413,381
General Motors Financial Co., Inc., 5.40%, 04/06/2026		1,651,000	1,651,160
PennantPark Floating Rate Capital Ltd.
4.25%, 04/01/2026		2,979,000	2,979,000
6.75%, 03/04/2029		3,660,000	3,649,254
			16,769,611
Health Care and Social Assistance - 2.9%
HCA, Inc., 5.25%, 06/15/2026		10,533,000	10,539,362

		Par	Value
Holding Companies - 2.5%
Novedo Holding AB, 9.08% (3 mo. STIBOR + 7.00%), 09/23/2027	SEK	31,250,000	$2,954,450
Stockwik Forvaltning AB, 9.42% (3 mo. STIBOR + 7.25%), 06/26/2029(a)	SEK	56,250,000	6,286,411
			9,240,861
Information - 6.6%
Calligo UK Ltd., 9.14% (or 9.14% PIK) (3 mo. EURIBOR + 7.00%), 12/29/2028	EUR	475,724	71,483
GCI LLC, 4.75%, 10/15/2028(a)		4,170,000	4,015,695
Global Payments, Inc., 4.80%, 04/01/2026		6,420,000	6,420,000
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026		520,000	520,000
4.45%, 09/25/2026		1,665,000	1,666,597
4.65% (SOFR + 0.96%), 09/15/2028		2,000,000	1,996,521
Nexstar Media, Inc., 5.63%, 07/15/2027(a)		3,000,000	3,001,301
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)		3,000,000	3,004,227
T-Mobile USA, Inc., 2.63%, 04/15/2026		3,258,000	3,255,636
			23,951,460
Management of Companies and Enterprises - 1.7%
Genpact Luxembourg SARL, 1.75%, 04/10/2026		6,069,000	6,061,967
Manufacturing - 19.1%
Bacardi Ltd., 2.75%, 07/15/2026(a)		7,877,000	7,840,814
Berry Global, Inc., 4.88%, 07/15/2026(a)		1,159,000	1,159,133
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028(b)		1,337,000	705,267
Crown Americas LLC, 4.25%, 09/30/2026		5,044,000	5,028,296
Dell International LLC, 4.90%, 10/01/2026		6,167,000	6,176,009
EIDP, Inc., 4.50%, 05/15/2026		8,377,000	8,375,291
Elkem ASA, 5.71% (3 mo. NIBOR + 1.55%), 08/31/2028	NOK	25,000,000	2,592,538
Fortive Corp., 3.15%, 06/15/2026		4,000,000	3,989,803
GE HealthCare Technologies, Inc., 4.15%, 12/15/2028		1,000,000	993,144

The accompanying notes are an integral part of these financial statements.

20

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Manufacturing - (Continued)
Graphic Packaging International LLC, 1.51%, 04/15/2026(a)	$8,000,000	$7,988,603
Hologic, Inc., 4.63%, 02/01/2028(a)	3,500,000	3,493,440
Jabil, Inc., 1.70%, 04/15/2026	6,700,000	6,691,483
Kraft Heinz Foods Co., 3.00%, 06/01/2026	6,945,000	6,928,510
Sealed Air Corp., 1.57%, 10/15/2026(a)	2,271,000	2,266,855
Silgan Holdings, Inc., 1.40%, 04/01/2026(a)	4,533,000	4,533,000
Sonoco Products Co., 4.45%, 09/01/2026	1,000,000	1,000,620
		69,762,806
Mining, Quarrying, and Oil and Gas Extraction - 1.9%
Expand Energy Corp., 6.75%, 04/15/2029(a)	7,017,000	7,022,045
Other Services (except Public Administration) - 0.4%
Shutterfly Finance LLC, 9.75%, 10/01/2027(a)	1,560,000	1,565,678
Professional, Scientific, and Technical Services - 3.2%
Marvell Technology, Inc., 1.65%, 04/15/2026	1,300,000	1,298,566
Oracle Corp.
2.65%, 07/15/2026	6,912,000	6,874,469
2.80%, 04/01/2027	3,556,000	3,495,729
		11,668,764
Real Estate and Rental and Leasing - 0.8%
American Tower Corp., 1.60%, 04/15/2026	500,000	499,473
Enviri Corp., 5.75%, 07/31/2027(a)	2,000,000	1,996,651
ReadyCap Holdings LLC, 9.38%, 03/01/2028(a)	500,000	501,654
		2,997,778
Retail Trade - 0.2%
CVS Health Corp., 2.88%, 06/01/2026	695,000	693,262
Transportation and Warehousing - 1.3%
Canadian Pacific Railway Co., 3.13%, 06/01/2026	1,000,000	997,644
FedEx Corp., 3.25%, 04/01/2026	3,595,000	3,595,000
		4,592,644

		Par	Value
Utilities - 2.6%
Eidsiva Energi AS, 2.40%, 10/22/2026	NOK	36,000,000	$3,669,405
ONEOK, Inc., 5.55%, 11/01/2026		5,716,000	5,750,049
			9,419,454
Wholesale Trade - 3.4%
CDW LLC, 2.67%, 12/01/2026		5,629,000	5,562,507
TD Synnex Corp., 1.75%, 08/09/2026		7,000,000	6,930,592
			12,493,099
TOTAL CORPORATE BONDS (Cost $214,492,027)			214,573,577
BANK LOANS - 9.0%
Consumer Discretionary - 2.8%
Marelli Delayed Draw, 11.68% (1 mo. Term SOFR + 7.75%), 06/09/2026		3,970,400	4,069,660
Marelli Term Loan, 11.67% (1 mo. Term SOFR + 7.75%), 06/09/2026		5,955,600	6,104,490
			10,174,150
Information - 0.5%
Audacy Capital LLC Exit Loan, 10.78% (1 mo. Term SOFR + 7.00%), 09/30/2029		1,891,323	1,864,144
Professional, Scientific, and Technical Services - 1.2%
Gen Digital, Inc., 3.67% (1 mo. Term SOFR + 1.38%), 09/13/2027		4,520,000	4,520,000
Real Estate - 3.3%
CR Landco Austin, LLC, 10.00%, 10/15/2028(c)		12,059,357	12,059,357
Real Estate and Rental and Leasing - 1.2%
Chicago Atlantic Real Estate Finance Term Loan, First Lien, 9.00%, 10/17/2028		4,356,000	4,334,220
TOTAL BANK LOANS (Cost $32,755,938)			32,951,871

	Shares
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 6.7%
A Paradise Acquisition Corp. - Class A(d)	349,584	3,555,269
Andretti Acquisition Corp. II - Class A(d)	140,000	1,491,700

The accompanying notes are an integral part of these financial statements.

21

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - (Continued)
Centurion Acquisition Corp.(d)	68,728	$740,544
Digital Asset Acquisition Corp. - Class A(d)	541,443	5,544,376
Dynamix Corp.(d)	272,717	2,855,347
Fact II Acquisition Corp.(d)	187,647	1,971,232
Hennessy Capital Investment Corp. VII(d)	349,900	3,621,465
Lionheart Holdings - Class A(d)	177,611	1,909,318
Soulpower Acquisition Corp. - Class A(d)	183,494	1,880,814
Vine Hill Capital Investment Corp. - Class A(c)(d)	72,736	776,821
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $24,252,316)		24,346,886

	Par
MORTGAGE-BACKED SECURITIES - 6.2%
Finance and Insurance - 6.2%
ARES Commercial Mortgage Trust, Series 2024-IND2, Class A, 5.12% (1 mo. Term SOFR + 1.44%), 10/15/2034(a)	$5,130,000	5,135,957
BX Trust, A
Series 2024-KING, Class A, 5.21% (1 mo. Term SOFR + 1.54%), 05/15/2034(a)	5,625,936	5,632,136
Series 2025-LUNR, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 06/15/2040(a)	5,486,733	5,499,460
DGWD Trust, A Series 2025-INFL, Class A, 5.27% (1 mo. Term SOFR + 1.60%), 08/15/2035(a)	2,481,000	2,486,758
SUA 2025-1 LLC, Series 2025-1, Class A, 5.88%, 05/25/2040(a)	3,660,000	3,664,851
		22,419,162
TOTAL MORTGAGE-BACKED SECURITIES (Cost $22,406,286)		22,419,162
CONVERTIBLE BONDS - 3.4%
Information - 0.2%
Leafly Holdings, Inc., 8.00%, 04/15/2026(c)	883,000	750,550

	Par	Value
Technology - 3.2%
Confluent, Inc., 0.00%, 01/15/2027(e)	$11,700,000	$11,711,700
TOTAL CONVERTIBLE BONDS (Cost $12,418,764)		12,462,250
MUNICIPAL BONDS - 2.3%
Missouri - 0.2%
City of Kansas City, MO, 3.75%, 03/01/2028(f)	815,000	815,000
New York - 0.8%
New York State Dormitory Authority, 5.27%, 05/01/2035 (Obligor: Pace University)(f)	2,810,000	2,810,000
Pennsylvania - 1.3%
Pennsylvania Economic Development Financing Authority, 4.00%, 06/01/2041 (Obligor: Waste Management, Inc.)(f)(g)	4,640,000	4,642,213
TOTAL MUNICIPAL BONDS (Cost $8,265,000)		8,267,213
ASSET-BACKED SECURITIES - 2.0%
Finance and Insurance - 2.0%
Alterna Funding LLC, A Series 2024-1A, Class A, 6.26%, 05/16/2039(a)	1,344,598	1,346,275
FNA Trust, A Series 2025-1, Class A, 5.62%, 03/15/2045(a)(h)	1,699,386	1,694,392
RAM LLC, A
Series 2024-1, Class A, 6.67%, 02/15/2039(a)	348,806	348,894
Series 2025-1, Class A, 5.45%, 05/15/2040(a)	3,817,217	3,803,693
		7,193,254
Wholesale Trade - 0.0%(i)
PVOne LLC, A Series 2023-1A, Class A, 7.25%, 07/16/2035(a)	169,500	169,632
TOTAL ASSET-BACKED SECURITIES (Cost $7,386,412)		7,362,886
U.S. TREASURY SECURITIES - 1.9%
United States Treasury Note, 3.50%, 01/15/2029	6,938,000	6,879,189
TOTAL U.S. TREASURY SECURITIES (Cost $6,906,562)		6,879,189

The accompanying notes are an integral part of these financial statements.

22

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 0.0%(i)
Manufacturing - 0.0%(i)
Cannabist Co. Holdings, Inc.(c)(d)	475,193	$0
Cannabist Co. Holdings, Inc.(d)	475,193	0
TOTAL COMMON STOCKS (Cost $115,779)		0

	Contracts
WARRANTS - 0.0%(i)
Information - 0.0%(i)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $115,000.00(d)	5,553	0
TOTAL WARRANTS (Cost $0)		0

	Par
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 6.7%
Consumer Discretionary - 3.4%
Genuine Parts Co., 4.30%, 04/09/2026(a)(j)	$6,180,000	6,173,581
Stanley Black & Decker, Inc., 4.25%, 04/20/2026(a)(j)	6,329,000	6,314,810
		12,488,391
Consumer Staples - 0.9%
Keurig Dr Pepper, Inc., 4.35%, 04/24/2026(a)(j)	3,500,000	3,490,047
Health Care and Social Assistance - 1.4%
Dentsply Sirona, Inc., 4.02%, 04/20/2026(a)(j)	5,000,000	4,988,186
Manufacturing - 1.0%
Jabil, Inc., 4.07%, 04/09/2026(a)(j)	3,500,000	3,496,083
TOTAL COMMERCIAL PAPER (Cost $24,464,908)		24,462,707

	Shares	Value
MONEY MARKET FUNDS - 6.0%
First American Government Obligations Fund - Class X, 3.58%(k)	2,058,951	$2,058,951
First American Treasury Obligations Fund - Class X, 3.59%(k)	19,899,641	19,899,641
TOTAL MONEY MARKET FUNDS (Cost $21,958,592)		21,958,592
TOTAL INVESTMENTS - 103.0% (Cost $375,422,584)		$375,684,333
Liabilities in Excess of Other Assets - (3.0)%		(11,029,809)
TOTAL NET ASSETS - 100.0%		$364,654,524

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
AB - Aktiebolag
ASA - Advanced Subscription Agreement
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
STIBOR - Stockholm Interbank Offered Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $111,605,439 or 30.6% of the Fund’s net assets.

(b)	Security is currently in default.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $13,586,728 or 3.7% of net assets as of March 31, 2026.

(d)	Non-income producing security.
(e)	Zero coupon bonds make no periodic interest payments.
(f)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

The accompanying notes are an integral part of these financial statements.

23

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)
(g)	Security subject to the Alternative Minimum Tax (“AMT”). As of March 31, 2026, the total value of securities subject to the AMT was $4,642,213 or 1.3% of net assets.
(h)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(i)	Represents less than 0.05% of net assets.
(j)	The rate shown is the annualized yield as of March 31, 2026.
(k)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

24

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
March 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	05/15/2026	USD	9,972,083	NOK	96,445,000	$14,575
U.S. Bancorp Investments, Inc.	05/15/2026	USD	9,415,626	SEK	87,200,000	182,422
U.S. Bancorp Investments, Inc.	05/15/2026	USD	51,329	EUR	44,400	(103)
Net Unrealized Appreciation (Depreciation)						$196,894

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

25

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

		Par	Value
CORPORATE BONDS - 51.7%
Accommodation and Food Services - 2.2%
GrubHub Holdings, Inc., 13.00% (or 6.00% PIK), 07/31/2030(a)		$16,576,845	$13,118,143
Administrative and Support and Waste Management and Remediation Services - 1.8%
Uber Technologies, Inc., 4.50%, 08/15/2029(a)		10,625,000	10,543,424
Communications - 0.2%
Genexis International AB, 9.56% (3 mo. EURIBOR + 7.50%), 09/06/2026	EUR	1,400,000	1,003,283
Consumer Discretionary - 4.8%
3t Global Bidco PLC, 11.25%, 05/22/2028		2,125,000	2,074,531
888 Acquisitions Ltd., 10.75%, 05/15/2030	GBP	11,627,000	14,272,596
Amwood AB, 8.24% (3 mo. STIBOR + 6.25%), 10/25/2027	SEK	40,000,000	2,873,245
European Entertainment Intressenter BidCo AB, 9.28% (3 mo. EURIBOR + 7.25%), 09/29/2030	EUR	6,800,000	7,604,374
Keyto Group AB, 7.25% (3 mo. STIBOR + 5.25%), 05/08/2029	SEK	20,000,000	2,165,059
			28,989,805
Consumer Staples - 0.1%
Greenfood AB, 9.00% (3 mo. STIBOR + 7.00%), 11/13/2028	SEK	5,000,000	556,559
Energy - 4.7%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		16,250,000	17,120,053
Golar LNG Ltd., 7.50%, 10/02/2030(a)		10,544,000	10,672,046
Kistos Energy Norway AS, 9.75% (or 9.75% PIK), 09/17/2026(a)		6,781	6,832
			27,798,931
Finance and Insurance - 4.9%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(a)		15,211,000	14,161,971
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	1,355,000	1,562,678
Genworth Holdings, Inc.
6.50%, 06/15/2034		2,289,000	2,309,647

		Par	Value
5.92% (3 mo. Term SOFR + 2.26%), 11/15/2036		$2,531,000	$2,059,723
Icahn Enterprises LP
5.25%, 05/15/2027		1,000,000	980,542
10.00%, 11/15/2029(a)		3,369,000	3,323,159
Mutares SE & Co. KGaA
10.63% (3 mo. EURIBOR + 8.50%), 03/31/2027	EUR	713,000	829,695
8.40% (3 mo. EURIBOR + 6.25%), 09/19/2029	EUR	1,000,000	1,145,742
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(a)		2,964,000	2,995,555
			29,368,712
Holding Companies - 1.6%
JDC Group AG, 6.51% (3 mo. EURIBOR + 4.50%), 08/28/2029(a)	EUR	5,377,000	6,246,110
Stockwik Forvaltning AB, 9.42% (3 mo. STIBOR + 7.25%), 06/26/2029(a)	SEK	30,000,000	3,352,753
			9,598,863
Industrials - 1.6%
Bonheur ASA, 6.49% (3 mo. NIBOR + 2.35%), 10/09/2029(a)	NOK	28,500,000	2,962,686
SLR Group GmbH, 9.03% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	3,676,750	4,186,045
Stolt-Nielsen Ltd., 6.37% (3 mo. NIBOR + 2.25%), 10/22/2030	NOK	15,000,000	1,533,624
Twma Finance AS, 12.25%, 02/10/2029(a)		823,000	841,517
			9,523,872
Information - 0.9%
Cable One, Inc., 4.00%, 11/15/2030(a)		4,244,000	2,958,868
Go North Group AB, 10.00% (or 10.00% PIK) (SOFR + 5.76%), 01/22/2030(b)		3,570,942	1,678,343
Impala BondCo PLC, 12.00% (or 12.00% PIK) (3 mo. STIBOR + 9.00%), 10/30/2027	SEK	10,444,492	634,393
			5,271,604
Manufacturing - 7.3%
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028(c)		5,068,000	2,673,370
Canopy Growth Corp., 9.91%, 01/08/2031(b)		16,211,500	14,914,580
Crocs, Inc., 4.13%, 08/15/2031(a)		12,899,000	11,610,427
Secop Group Holding GmbH, 10.54% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	1,443,000	1,680,418

The accompanying notes are an integral part of these financial statements.

26

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Manufacturing - (Continued)
Trulieve Cannabis Corp.
8.00%, 10/06/2026		$4,526,000	$4,526,000
10.50%, 12/17/2030(a)		6,014,000	6,014,000
10.50%, 12/17/2030(a)		2,125,000	2,162,187
			43,580,982
Materials - 1.3%
Duran Life Science Holding GmbH, 8.51% (3 mo. EURIBOR + 6.50%), 05/31/2030	EUR	3,299,000	3,832,234
Newco Holding Eur 29 Sarl, 11.00%, 02/20/2030(a)		4,375,000	4,238,281
			8,070,515
Other Services (except Public Administration) - 1.0%
ANGI Group LLC, 3.88%, 08/15/2028(a)		6,501,000	5,793,643
Professional, Scientific, and Technical Services - 6.9%
Charles River Laboratories International, Inc., 4.00%, 03/15/2031(a)		6,446,000	6,001,038
Getty Images, Inc.
14.00%, 03/01/2028(a)		3,245,000	3,090,971
11.25%, 02/21/2030(a)		8,769,000	7,810,422
Go Daddy Operating Co. LLC, 5.25%, 12/01/2027(a)		9,230,000	9,212,575
Oracle Corp.
2.65%, 07/15/2026		8,960,000	8,911,349
4.45%, 09/26/2030		6,438,000	6,205,970
			41,232,325
Real Estate and Rental and Leasing - 0.3%
Forestar Group, Inc., 6.50%, 03/15/2033(a)		2,000,000	1,978,642
Retail Trade - 1.2%
AutoNation, Inc., 2.40%, 08/01/2031		1,392,000	1,218,394
Superior Plus LP, 4.50%, 03/15/2029(a)		6,045,000	5,782,120
			7,000,514
Technology - 2.9%
Hawk Infinity Software AS, 10.63% (3 mo. NIBOR + 6.50%), 10/15/2029(a)(d)	NOK	20,700,000	2,035,710
Platform Group AG, 8.88%, 07/11/2028	EUR	7,539,000	7,189,046
Trustly AB, 8.78% (3 mo. EURIBOR + 6.75%), 10/08/2030	EUR	8,000,000	8,310,601
			17,535,357

		Par	Value
Transportation and Warehousing - 3.5%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)		$10,785,000	$11,093,332
XPO, Inc., 6.25%, 06/01/2028(a)		9,804,000	9,941,786
			21,035,118
Utilities - 2.6%
HMS Bergbau AG, 10.00%, 06/02/2030	EUR	9,546,000	11,553,959
Nord-troendelag Elektrisitetsverk AS, 4.86%, 09/10/2032	NOK	41,000,000	4,114,655
			15,668,614
Wholesale Trade - 1.9%
Imola Merger Corp., 4.75%, 05/15/2029(a)		11,823,000	11,454,367
TOTAL CORPORATE BONDS (Cost $316,507,587)			309,123,273
BANK LOANS - 11.8%
Communications - 4.1%
Charter Communications Operating LLC, First Lien, 5.91% (3 mo. Term SOFR + 2.25%), 11/22/2031		7,633,890	7,642,020
CMG Media Corp., First Lien, 7.30% (3 mo. Term SOFR + 3.50%), 06/18/2029		17,866,952	16,812,802
			24,454,822
Consumer Discretionary - 0.3%
Elevate Textiles, Inc., 12.31% (3 mo. Term SOFR + 8.65%), 09/30/2027		189,976	190,926
Sweetwater Sound Term Loan, 7.67% (1 mo. Term SOFR + 4.00%), 02/11/2033		1,415,000	1,417,660
			1,608,586
Health Care and Social Assistance - 1.1%
Inotiv, Inc., First Lien, 10.43% (or .25% PIK) (3 mo. Term SOFR + 6.50%), 09/22/2026		7,593,654	6,612,820
Information - 1.8%
Audacy Capital LLC, 9.78% (1 mo. Term SOFR + 6.00%), 09/30/2029		10,758,186	8,153,145
Audacy Capital LLC Exit Loan, 10.78% (1 mo. Term SOFR + 7.00%), 09/30/2029		2,450,817	2,415,598
			10,568,743

The accompanying notes are an integral part of these financial statements.

27

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

		Par	Value
BANK LOANS - (Continued)
Materials - 2.1%
TPC Group, Inc., 9.39% (6 mo. Term SOFR + 5.75%), 11/24/2031		$13,599,930	$12,545,935
Professional, Scientific, and Technical Services - 0.4%
CCIT Holdings AS, 10.00% (or 3.00% PIK), 02/28/2029(b)(l)	EUR	2,303,690	2,662,733
Retail Trade - 2.0%
Mountaineer Merger Corp.
11.65% (or 7.00% PIK) (1 mo. Term SOFR + 8.00%), 06/16/2030(b)		305,297	305,297
11.67% (or 7.00% PIK) (3 mo. Term SOFR + 8.00%), 06/16/2030(b)		1,041,522	1,041,522
The Container Store, Inc., 9.20% (or 8.63% PIK) (6 mo. Term SOFR + 5.00%), 07/30/2029(b)(c)		262,145	45,613
The Container Store, Inc. First Out Loan, 10.17% (or 10.17% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029(b)		3,817,880	2,363,268
The Container Store, Inc. Priming Loan, 10.17% (1 mo. Term SOFR + 5.50%), 04/30/2029(b)		2,863,703	2,863,703
The Container Store, Inc. Rolled Up First Out Loan, 10.17% (or 10.17% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029(b)		1,754,850	1,086,252
The Container Store, Inc. Super Senior Loan, 10.17% (or 10.17% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029(b)		4,181,052	4,181,052
			11,886,707
TOTAL BANK LOANS (Cost $75,515,756)			70,340,346
		Shares
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 8.4%
A Paradise Acquisition Corp. - Class A(e)		511,227	5,199,179
Axiom Intelligence Acquisition Corp. - Class A(e)		350,000	3,545,500
Berto Acquisition Corp.(e)		365,000	3,741,250
Churchill Capital Corp. IX(e)		531,000	5,671,080
Globa Terra Acquisition Corp. - Class A(e)		288,328	2,955,362

	Shares	Value
M3-Brigade Acquisition V Corp. - Class A(e)	142,000	$1,525,080
Plum Acquisition Corp. III(b)(e)	8,594	0
Roman DBDR Acquisition Corp. II(e)	437,200	4,577,484
Silverbox Corp. IV - Class A(e)	177,000	1,893,900
Soulpower Acquisition Corp. - Class A(e)	250,000	2,562,500
Spring Valley Acquisition Corp. IV(e)	350,000	3,556,000
Vendome Acquisition Corp. I - Class A(e)	366,735	3,715,025
Wen Acquisition Corp. - Class A(e)	600,000	6,108,000
Yorkville Acquisition Corp. - Class A(e)	500,000	5,055,000
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $49,945,356)		50,105,360
COMMON STOCKS - 3.4%
Finance and Insurance - 1.1%
Battery Mineral Resources Corp.(e)	6,800,000	782,680
Euronet Worldwide, Inc.(e)	71,310	4,732,845
UnitedHealth Group, Inc.(f)	3,600	974,124
		6,489,649
Information - 0.7%
Audacy Capital Class A(e)(l)	7,239	21,717
Audacy Capital Class B(e)(l)	2,481	7,443
GCI Liberty, Inc. - Class C(e)(f)	113,066	4,207,186
Go North Group AB - Class B(b)(e)	39,550,659	0
Go North Group AB - Class C(b)(e)	328,998,233	0
		4,236,346
Manufacturing - 0.8%
Cannabist Co. Holdings, Inc.(b)(e)	1,194,584	0
Cannabist Co. Holdings, Inc.(e)	1,194,584	0
Prosomnus Equity(b)(e)(l)	1,385,560	1,385,560
RA Parent, Inc.(b)(e)	52	2,763,420
Star Group LP	62,645	769,280
		4,918,260
Materials - 0.1%
Champion Iron Ltd.	60,686	222,485
Professional, Scientific, and Technical Services - 0.0%(g)
UpHealth, Inc.(b)(e)	133,414	0

The accompanying notes are an integral part of these financial statements.

28

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

		Shares	Value
COMMON STOCKS - (Continued)
Retail Trade - 0.0%(g)
Mountaineer Merger Corp.(b)(e)		5,718,472	$0
The Container Store, Inc.(e)		153,461	0
			0
Wholesale Trade - 0.7%
Ingram Micro Holding Corp.		173,520	4,044,751
TOTAL COMMON STOCKS (Cost $22,041,044)			19,911,491
PREFERRED STOCKS - 2.0%
Finance and Insurance - 0.2%
Saratoga Investment Corp., Series 2027, 6.00%, 04/30/2027(e)		40,765	1,005,265
Retail Trade - 0.2%
Preferred A Mountaineer Merger, 0.00%(b)		3,324,854	1,329,941
Preferred B Mountaineer Merger, 0.00%(b)		2,393,618	0
			1,329,941
Wholesale Trade - 1.6%
NGL Energy Partners LP, Series B, 11.15% (3 mo. Term SOFR + 7.47%), Perpetual(e)		395,491	9,760,718
TOTAL PREFERRED STOCKS (Cost $10,670,028)			12,095,924
		Par
U.S. TREASURY SECURITIES - 2.0%
United States Treasury Inflation Indexed Bonds, 1.88%, 07/15/2035(h)		$11,942,563	11,896,646
TOTAL U.S. TREASURY SECURITIES (Cost $12,256,338)			11,896,646
CONVERTIBLE BONDS - 1.5%
Holding Companies - 0.2%
Novedo Holding AB, 12.00% (or 12.00% PIK), 09/18/2028	SEK	15,400,000	1,285,143
Information - 0.0%(g)
Go North Group AB, 0.00%, 12/31/2050(b)(c)(i)	SEK	18,653,577	0
Professional, Scientific, and Technical Services - 1.3%
Compass, Inc., 0.25%, 04/15/2031(a)		9,179,000	7,705,771
TOTAL CONVERTIBLE BONDS (Cost $10,380,006)			8,990,914

		Shares	Value
REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.4%
Real Estate and Rental and Leasing - 0.4%
CTO Realty Growth, Inc., Series A, 6.38%, Perpetual		122,890	$2,484,836
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $2,453,900)			2,484,836
		Par
MORTGAGE-BACKED SECURITIES - 0.3%
Finance and Insurance - 0.3%
Merit 2020, A Series 2021-STOR, Class A, 4.49% (1 mo. Term SOFR + 0.81%), 07/15/2038(a)		$1,915,000	1,914,333
TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,903,031)			1,914,333
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.2%
Norway Government Bond, 3.75%, 06/12/2035(a)	NOK	12,500,000	1,234,199
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $1,182,741)			1,234,199
		Shares
CONVERTIBLE PREFERRED STOCKS - 0.1%
Professional, Scientific, and Technical Services - 0.1%
Oracle Corp., Series D, 6.50%, 01/15/2029(e)		14,151	636,937
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $707,550)			636,937
		Contracts
WARRANTS - 0.0%(g)
Information - 0.0%(g)
Audacy Warrants, Expires 09/30/2029, Exercise Price $0.01(e)		19,401	58,203
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $115,000.00(e)		21,228	0
			58,203

The accompanying notes are an integral part of these financial statements.

29

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Contracts	Value
WARRANTS - (Continued)
Manufacturing - 0.0%(g)
McDermott International Ltd., Expires 06/30/2027, Exercise Price $1.25(b)(e)	286,965	$0
McDermott International Ltd., Expires 06/30/2027, Exercise Price $1.25(b)(e)	258,269	0
		0
TOTAL WARRANTS (Cost $688,763)		58,203
	Shares
RIGHTS - 0.0%(g)
Professional, Scientific, and Technical Services - 0.0%(g)
DT Cloud Star Acquisition Corp., Expires 07/09/2029, Exercise Price $10.00(e)	125,000	21,688
TOTAL RIGHTS (Cost $625,000)		21,688
	Par
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 9.6%
Consumer Discretionary - 3.7%
Genuine Parts Co., 4.31%, 04/16/2026(a)(j)	$10,955,000	10,934,519
Stanley Black & Decker, Inc., 4.25%, 04/20/2026(a)(j)	11,180,000	11,154,934
		22,089,453
Consumer Staples - 2.0%
Keurig Dr Pepper, Inc., 4.35%, 04/24/2026(a)(j)	12,047,000	12,012,741
Health Care and Social Assistance - 1.9%
HCA, Inc., 4.17%, 04/29/2026(a)(j)	11,445,000	11,405,147
Utilities - 2.0%
Edison International, 4.27%, 04/17/2026(a)(j)	12,135,000	12,111,127
TOTAL COMMERCIAL PAPER (Cost $57,624,729)		57,618,468

	Shares	Value
MONEY MARKET FUNDS - 6.2%
First American Government Obligations Fund - Class X, 3.58%(k)	7,612,989	$7,612,989
First American Treasury Obligations Fund - Class X, 3.59%(k)	29,524,113	29,524,113
TOTAL MONEY MARKET FUNDS (Cost $37,137,102)		37,137,102
TOTAL INVESTMENTS - 97.6% (Cost $599,638,931)		$583,569,720
Other Assets in Excess of Liabilities - 2.4%		14,238,930
TOTAL NET ASSETS - 100.0%		$597,808,650

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
AB - Aktiebolag
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
STIBOR - Stockholm Interbank Offered Rate
EUR - Euro
GBP - British Pound
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $235,927,062 or 39.5% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $36,621,284 or 6.1% of net assets as of March 31, 2026.

(c)	Security is currently in default.
The accompanying notes are an integral part of these financial statements.

30

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)
(d)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(e)	Non-income producing security.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	Represents less than 0.05% of net assets.
(h)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of March 31, 2026 was $11,882,517.
(i)	Zero coupon bonds make no periodic interest payments.
(j)	The rate shown is the annualized yield as of March 31, 2026.
(k)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(l)	Privately held.
The accompanying notes are an integral part of these financial statements.

31

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%(a)(b)
Call Options - (0.0)%(c)
GCI Liberty, Inc.
Expiration: 04/17/2026; Exercise Price: $35.00	$(2,634,468)	(708)	$(182,310)
Expiration: 04/17/2026; Exercise Price: $40.00	(1,581,425)	(425)	(22,312)
iShares iBoxx USD High Yield Corporate Bond ETF, Expiration: 04/17/2026; Exercise Price: $79.00	(2,816,424)	(354)	(23,718)
UnitedHealth Group, Inc., Expiration: 04/10/2026; Exercise Price: $265.00	(974,124)	(36)	(47,664)
Total Call Options			(276,004)
Put Options - (0.0)%(c)
GCI Liberty, Inc., Expiration: 04/17/2026; Exercise Price: $30.00	(1,581,425)	(425)	(3,188)
iShares iBoxx USD High Yield Corporate Bond ETF, Expiration: 04/17/2026; Exercise Price: $78.00	(2,816,424)	(354)	(9,558)
Total Put Options			(12,746)
TOTAL WRITTEN OPTIONS (Premiums received $622,453)			$(288,750)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

32

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - (0.9)%
Finance and Insurance - (0.1)%
Arches Buyer, Inc., 6.13%, 12/01/2028	$(500,000)	$(479,202)
Manufacturing - (0.6)%
PepsiCo, Inc., 5.00%, 02/07/2035	(3,481,000)	(3,527,714)
Materials - (0.2)%
Champion Iron Ltd., 7.88%, 07/15/2032	(1,417,000)	(1,469,072)
TOTAL CORPORATE BONDS (Proceeds $5,428,848)		(5,475,988)
	Shares
EXCHANGE TRADED FUNDS - (0.5)%
Finance and Insurance - (0.5)%
iShares iBoxx USD High Yield Corporate Bond ETF	(35,390)	(2,815,628)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,861,058)		(2,815,628)
TOTAL SECURITIES SOLD SHORT - (1.4)% (Proceeds $8,289,906)		$(8,291,616)

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

33

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
March 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	05/15/2026	EUR	515,000	USD	594,233	$2,326
U.S. Bancorp Investments, Inc.	05/15/2026	USD	1,050,614	CAD	1,425,000	24,209
U.S. Bancorp Investments, Inc.	05/15/2026	USD	14,785,652	GBP	11,058,000	150,537
U.S. Bancorp Investments, Inc.	05/15/2026	USD	11,554,051	NOK	111,745,000	16,887
U.S. Bancorp Investments, Inc.	05/15/2026	USD	11,189,155	SEK	103,625,000	216,783
U.S. Bancorp Investments, Inc.	05/15/2026	USD	58,766,255	EUR	50,835,000	(119,281)
Net Unrealized Appreciation (Depreciation)						$291,461

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

34

CROSSINGBRIDGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

	CrossingBridge Low Duration High Income Fund	CrossingBridge Nordic High Income Bond Fund	CrossingBridge Responsible Credit Fund	CrossingBridge Ultra-Short Duration ETF	CrossingBridge Ultra-Short Duration Fund
ASSETS:
Investments, at value	$1,574,673,990	$82,228,986	$44,896,188	$11,252,022	$375,684,333
Interest receivable	16,046,544	901,814	575,457	7,987	3,022,753
Foreign currency, at value	5,238,712	141,154	143,689	—	—
Unrealized appreciation of open forward currency contracts	1,300,959	286,786	105,046	—	196,997
Receivable for fund shares sold	1,226,109	67,973	—	—	551,551
Dividends receivable	334,683	30,225	9,054	2,601	65,581
Cash	—	4,072,336	8,823	—	18,136
Receivable for investments sold	—	—	—	128,230	—
Prepaid expenses and other assets	70,767	10,957	9,038	—	14,858
Total assets	1,598,891,764	87,740,231	45,747,295	11,390,840	379,554,209
LIABILITIES:
Payable for investments purchased	34,527,746	—	651,230	—	14,268,895
Payable for fund shares redeemed	6,254,620	45,707	308,425	—	240,803
Payable to Adviser	853,738	40,753	9,558	8,340	205,068
Unrealized depreciation of open forward currency contracts	267,827	48,562	14,660	—	103
Payable for fund administration and accounting fees	211,640	23,372	17,828	—	56,811
Payable for distribution and shareholder servicing fees	103,164	5,413	9,183	—	58,968
Payable for transfer agent fees and expenses	77,169	9,392	9,983	—	22,667
Payable for custodian fees	52,337	9,451	5,433	—	7,957
Payable for audit fees	22,276	17,743	19,275	—	16,170
Payable for compliance fees	3,626	3,626	3,626	—	3,626
Payable for expenses and other liabilities	39,768	24,345	17,001	—	18,617
Total liabilities	42,413,911	228,364	1,066,202	8,340	14,899,685
NET ASSETS	$1,556,477,853	$87,511,867	$44,681,093	$11,382,500	$364,654,524
Net Assets Consists of:
Paid-in capital	$1,606,707,973	$88,159,333	$48,016,846	$10,710,411	$365,150,875
Total distributable earnings/ (accumulated losses)	(50,230,120)	(647,466)	(3,335,753)	672,089	(496,351)
Total net assets	$1,556,477,853	$87,511,867	$44,681,093	$11,382,500	$364,654,524
Net assets	$—	$—	$—	$11,382,500	$—
Shares issued and outstanding(a)	—	—	—	580,000	—
Net asset value per share	$—	$—	$—	$19.63	$—

The accompanying notes are an integral part of these financial statements.

35

CROSSINGBRIDGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)(Continued)

	CrossingBridge Low Duration High Income Fund	CrossingBridge Nordic High Income Bond Fund	CrossingBridge Responsible Credit Fund	CrossingBridge Ultra-Short Duration ETF	CrossingBridge Ultra-Short Duration Fund
Institutional Class
Net assets	$1,553,112,498	$87,511,867	$44,681,093	$—	$364,654,524
Shares issued and outstanding(a)	162,262,814	8,742,512	4,976,454	—	36,639,626
Net asset value per share	$9.57	$10.01	$8.98	$—	$9.95
Retail Class
Net assets	$3,365,355	$—	$—	$—	$—
Shares issued and outstanding(a)	350,008	—	—	—	—
Net asset value per share	$9.62	$—	$—	$—	$—
Cost:
Investments, at cost	$1,597,051,084	$80,143,384	$46,049,200	$10,982,798	$375,422,584
Foreign currency, at cost	$5,192,310	$141,960	$142,829	$—	$—

(a)	Unlimited shares authorized, $0.001 par value.
The accompanying notes are an integral part of these financial statements.

36

CROSSINGBRIDGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)(Continued)

RiverPark Strategic Income Fund
ASSETS:
Investments, at value	$583,569,720
Deposit at broker for securities sold short	16,846,096
Interest receivable	10,035,207
Receivable for fund shares sold	657,849
Unrealized appreciation of open forward currency contracts	410,742
Cash	163,885
Dividends receivable	43,202
Restricted cash	50
Prepaid expenses and other assets	97,782
Total assets	611,824,533
LIABILITIES:
Securities sold short, at value	8,291,616
Written option contracts, at value	288,750
Payable to custodian foreign currency, at value	912,031
Payable for investments purchased	2,849,875
Payable for fund shares redeemed	837,792
Payable to Adviser	331,688
Payable for distribution and shareholder servicing fees	122,360
Unrealized depreciation of open forward currency contracts	119,281
Payable for fund administration and accounting fees	95,803
Interest payable	59,873
Payable for transfer agent fees and expenses	33,259
Payable for audit fees	24,240
Payable for custodian fees	18,549
Payable for compliance fees	3,626
Payable for expenses and other liabilities	27,140
Total liabilities	14,015,883
NET ASSETS	$597,808,650
Net Assets Consists of:
Paid-in capital	$694,906,165
Total accumulated losses	(97,097,515)
Total net assets	$597,808,650
Institutional Class
Net assets	$544,230,189
Shares issued and outstanding (a)	64,320,474
Net asset value per share	$8.46
Retail Class
Net assets	$53,578,461
Shares issued and outstanding (a)	6,302,833
Net asset value per share	$8.50

The accompanying notes are an integral part of these financial statements.

37

CROSSINGBRIDGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)(Continued)

RiverPark Strategic Income Fund
Cost:
Investments, at cost	$599,638,931
Proceeds:
Securities sold short proceeds	$8,289,906
Written options premium received	$622,453

(a)	Unlimited shares authorized, $0.001 par value.
The accompanying notes are an integral part of these financial statements.

38

CROSSINGBRIDGE FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)

	CrossingBridge Low Duration High Income Fund	CrossingBridge Nordic High Income Bond Fund	CrossingBridge Responsible Credit Fund	CrossingBridge Ultra-Short Duration ETF	CrossingBridge Ultra-Short Duration Fund
INVESTMENT INCOME:
Dividend income	$2,299,851	$157,905	$88,534	$18,784	$469,994
Interest income	55,458,437	2,502,843	1,553,933	3,399	10,103,451
Interest income received in kind	1,457,988	60,169	71,532	—	18,906
Other income	54,978	6,325	22,633	—	174,819
Total investment income	59,271,254	2,727,242	1,736,632	22,183	10,767,170
EXPENSES:
Investment advisory fee	4,912,103	237,442	156,598	71,543	1,152,844
Shareholder service costs - Institutional Class	828,031	36,530	12,589	—	246,117
Shareholder service costs - Retail Class	3,248	—	—	—	—
Fund administration and accounting fees	302,408	21,973	26,407	—	82,558
Transfer agent fees	112,671	12,923	12,459	—	30,249
Custodian fees	106,876	19,343	14,138	—	19,424
Federal and state registration fees	67,832	14,608	12,203	—	21,132
Legal fees	31,470	7,573	8,523	—	10,148
Reports to shareholders	26,576	669	807	—	2,377
Audit fees	24,477	17,273	19,278	—	16,167
Trustees’ fees	16,380	16,380	16,380	—	16,380
Operating fees	15,946	758	2,135	—	184
Distribution expenses - Retail Class	7,381	—	—	—	—
Compliance fees	5,460	5,460	5,460	—	5,460
Other expenses and fees	30,438	4,166	6,717	—	7,456
Total expenses	6,491,297	395,098	293,694	71,543	1,610,496
Expense (reimbursement) recoupment by Adviser	—	(48,067)	(88,189)	—	54,606
Net expenses	6,491,297	347,031	205,505	71,543	1,665,102
Net investment income/(loss)	52,779,957	2,380,211	1,531,127	(49,360)	9,102,068

The accompanying notes are an integral part of these financial statements.

39

CROSSINGBRIDGE FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)(Continued)

	CrossingBridge Low Duration High Income Fund	CrossingBridge Nordic High Income Bond Fund	CrossingBridge Responsible Credit Fund	CrossingBridge Ultra-Short Duration ETF	CrossingBridge Ultra-Short Duration Fund
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	$(5,087,260)	$296,456	$(22,725)	$632,458	$(84,119)
Forward currency contracts	5,222,956	534,290	286,873	—	(47,973)
Foreign currency translation	(1,536,313)	(383,065)	(111,159)	—	(100,286)
Net realized gain (loss)	(1,400,617)	447,681	152,989	632,458	(232,378)
Net change in unrealized appreciation (depreciation) on:
Investments	(26,032,061)	(1,045,689)	(1,061,239)	(14,019)	(685,271)
Forward currency contracts	880,126	95,042	57,105	—	21,921
Foreign currency translation	42,623	(5,242)	1,565	—	447
Net change in unrealized appreciation (depreciation)	(25,109,312)	(955,889)	(1,002,569)	(14,019)	(662,903)
Net realized and unrealized gain (loss)	(26,509,929)	(508,208)	(849,580)	618,439	(895,281)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,270,028	$1,872,003	$681,547	$569,079	$8,206,787

The accompanying notes are an integral part of these financial statements.

40

CROSSINGBRIDGE FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)(Continued)

RiverPark Strategic Income Fund
INVESTMENT INCOME:
Dividend income	$1,049,673
Interest income	24,305,607
Interest income received in kind	191,618
Other income	302,735
Total investment income	25,849,633
EXPENSES:
Investment advisory fee	1,972,825
Interest expense	673,976
Shareholder service costs - Institutional Class	385,207
Shareholder service costs - Retail Class	38,472
Fund administration and accounting fees	138,100
Distribution expenses - Retail Class	68,860
Dividends expenses	49,178
Transfer agent fees	45,913
Federal and state registration fees	44,999
Custodian fees	41,982
Operating fees	26,925
Audit fees	24,235
Legal fees	18,716
Reports to shareholders	18,121
Trustees’ fees	16,380
Compliance fees	5,460
Other expenses and fees	27,690
Total expenses	3,597,039
Net investment income	22,252,594
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,850,776
Written option contracts expired or closed	299,993
Securities sold short	(149,762)
Forward currency contracts	2,401,701
Foreign currency translation	(617,629)
Net realized gain (loss)	6,785,079
Net change in unrealized appreciation (depreciation) on:
Investments	(20,743,585)
Written option contracts	314,079
Securities sold short	306,593
Forward currency contracts	274,979
Foreign currency translation	(20,718)
Net change in unrealized appreciation (depreciation)	(19,868,652)
Net realized and unrealized gain (loss)	(13,083,573)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,169,021

The accompanying notes are an integral part of these financial statements.

41

CROSSINGBRIDGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	CrossingBridge Low Duration High Income Fund		CrossingBridge Nordic High Income Bond Fund
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$52,779,957	$77,964,226	$2,380,211	$2,692,364
Net realized gain (loss)	(1,400,617)	(8,868,536)	447,681	(2,697,650)
Net change in unrealized appreciation (depreciation)	(25,109,312)	13,165,642	(955,889)	3,271,626
Net increase (decrease) in net assets from operations	26,270,028	82,261,332	1,872,003	3,266,340
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(55,410,037)	(78,822,613)	(3,113,183)	(2,673,029)
Retail Class	(94,327)	(1,022,803)	—	—
Total distributions to shareholders	(55,504,364)	(79,845,416)	(3,113,183)	(2,673,029)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	352,618,292	838,302,231	34,413,946	104,447,070
Shares issued from reinvestment of distributions - Institutional Class	48,396,569	68,998,818	2,684,377	2,251,325
Shares redeemed - Institutional Class	(389,948,565)	(374,373,484)	(12,875,808)	(42,761,174)
Shares sold - Retail Class	5,920,609	30,021,023	—	—
Shares issued from reinvestment of distributions - Retail Class	94,327	1,022,783	—	—
Shares redeemed - Retail Class	(28,697,905)	(5,072,848)	—	—
Net increase (decrease) in net assets from capital transactions	(11,616,673)	558,898,523	24,222,515	63,937,221
Net increase (decrease) in net assets	(40,851,009)	561,314,439	22,981,335	64,530,532
NET ASSETS:
Beginning of the period	1,597,328,862	1,036,014,423	64,530,532	—
End of the period	$1,556,477,853	$1,597,328,862	$87,511,867	$64,530,532
SHARES TRANSACTIONS
Shares sold - Institutional Class	36,451,458	86,104,099	3,413,860	10,342,336
Shares issued from reinvestment of distributions - Institutional Class	5,018,028	7,097,387	267,570	222,393
Shares redeemed - Institutional Class	(40,197,848)	(38,475,081)	(1,276,283)	(4,227,364)
Shares sold - Retail Class	610,218	3,079,305	—	—
Shares issued from reinvestment of distributions - Retail Class	9,741	104,943	—	—
Shares redeemed - Retail Class	(2,934,542)	(519,657)	—	—
Total increase (decrease) in shares outstanding	(1,042,945)	57,390,996	2,405,147	6,337,365

(a)	Commencement of operations of the Fund was October 1, 2024.
The accompanying notes are an integral part of these financial statements.

42

CROSSINGBRIDGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	CrossingBridge Responsible Credit Fund		CrossingBridge Ultra-Short Duration ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$1,531,127	$3,353,651	$(49,360)	$(195,789)
Net realized gain (loss)	152,989	(880,714)	632,458	4,938,522
Net change in unrealized appreciation (depreciation)	(1,002,569)	360,842	(14,019)	(2,264,442)
Net increase (decrease) in net assets from operations	681,547	2,833,779	569,079	2,478,291
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(2,483,452)	(3,505,242)
Institutional Class	(1,598,060)	(3,657,853)	—	—
Total distributions to shareholders	(1,598,060)	(3,657,853)	(2,483,452)	(3,505,242)
CAPITAL TRANSACTIONS:
Shares sold	—	—	1,021,687	2,315,080
Shares redeemed	—	—	(9,861,799)	(48,083,854)
Shares sold - Institutional Class	19,854,219	35,639,189	—	—
Shares issued from reinvestment of distributions - Institutional Class	1,447,004	3,219,378	—	—
Shares redeemed - Institutional Class	(22,607,530)	(31,828,889)	—	—
Net increase (decrease) in net assets from capital transactions	(1,306,307)	7,029,678	(8,840,112)	(45,768,774)
Net increase (decrease) in net assets	(2,222,820)	6,205,604	(10,754,485)	(46,795,725)
NET ASSETS:
Beginning of the period	46,903,913	40,698,309	22,136,985	68,932,710
End of the period	$44,681,093	$46,903,913	$11,382,500	$22,136,985
SHARES TRANSACTIONS
Shares sold	—	—	50,000	110,000
Shares redeemed	—	—	(490,000)	(2,290,000)
Shares sold - Institutional Class	2,187,794	3,852,164	—	—
Shares issued from reinvestment of distributions - Institutional Class	159,589	349,015	—	—
Shares redeemed - Institutional Class	(2,491,548)	(3,444,001)	—	—
Total increase (decrease) in shares outstanding	(144,165)	757,178	(440,000)	(2,180,000)

The accompanying notes are an integral part of these financial statements.

43

CROSSINGBRIDGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	CrossingBridge Ultra-Short Duration Fund		RiverPark Strategic Income Fund
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$9,102,068	$12,032,223	$22,252,594	$40,565,123
Net realized gain (loss)	(232,378)	(801,429)	6,785,079	(5,604,770)
Net change in unrealized appreciation (depreciation)	(662,903)	1,847,098	(19,868,652)	8,869,101
Net increase (decrease) in net assets from operations	8,206,787	13,077,892	9,169,021	43,829,454
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(8,930,866)	(12,228,136)	(24,695,175)	(37,480,299)
Retail Class	—	—	(2,362,114)	(3,902,224)
Total distributions to shareholders	(8,930,866)	(12,228,136)	(27,057,289)	(41,382,523)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	98,205,804	235,131,822	63,582,785	293,793,162
Shares issued from reinvestment of distributions - Institutional Class	5,645,912	7,047,002	24,616,821	37,351,157
Shares redeemed - Institutional Class	(72,623,765)	(78,094,655)	(85,243,483)	(237,974,616)
Shares sold - Retail Class	—	—	4,101,407	35,269,501
Shares issued from reinvestment of distributions - Retail Class	—	—	2,342,449	3,865,571
Shares redeemed - Retail Class	—	—	(11,109,355)	(21,016,309)
Net increase (decrease) in net assets from capital transactions	31,227,951	164,084,169	(1,709,376)	111,288,466
Net increase (decrease) in net assets	30,503,872	164,933,925	(19,597,644)	113,735,397
NET ASSETS:
Beginning of the period	334,150,652	169,216,727	617,406,294	503,670,897
End of the period	$364,654,524	$334,150,652	$597,808,650	$617,406,294
SHARES TRANSACTIONS
Shares sold - Institutional Class	9,847,845	23,607,442	7,403,997	33,820,455
Shares issued from reinvestment of distributions - Institutional Class	567,263	708,738	2,881,848	4,308,441
Shares redeemed - Institutional Class	(7,272,530)	(7,848,592)	(9,940,934)	(27,450,861)
Shares sold - Retail Class	—	—	476,189	4,047,885
Shares issued from reinvestment of distributions - Retail Class	—	—	272,916	443,996
Shares redeemed - Retail Class	—	—	(1,284,363)	(2,413,998)
Total increase (decrease) in shares outstanding	3,142,578	16,467,588	(190,347)	12,755,918

The accompanying notes are an integral part of these financial statements.

44

CROSSINGBRIDGE LOW DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.76	$9.75	$9.66	$9.84	$10.36	$9.86
INVESTMENT OPERATIONS:
Net investment income(a)	0.34	0.58	0.71	0.72	0.33	0.34
Net realized and unrealized gain (loss) on investments(b)	(0.17)	0.02	0.09	(0.06)	(0.36)	0.54
Total from investment operations	0.17	0.60	0.80	0.66	(0.03)	0.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.59)	(0.71)	(0.73)	(0.33)	(0.38)
Net realized gains	—	—	—	(0.11)	(0.16)	—
Total distributions	(0.36)	(0.59)	(0.71)	(0.84)	(0.49)	(0.38)
Net asset value, end of period	$9.57	$9.76	$9.75	$9.66	$9.84	$10.36
Total return(c)	1.76%	6.33%	8.51%	7.02%	−0.39%	9.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,553,112	$1,571,259	$1,036,014	$606,430	$544,893	$326,484
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.86%	0.85%	0.86%	0.90%	0.88%	0.91%
After expense reimbursement/ recoupment(d)	0.86%	0.85%	0.86%	0.90%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets(d)	6.98%	5.92%	7.23%	7.33%	3.30%	3.37%
Portfolio turnover rate(c)(e)	41%	111%	124%	131%	137%	170%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

45

CROSSINGBRIDGE LOW DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
RETAIL CLASS

	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$9.78	$9.73
INVESTMENT OPERATIONS:
Net investment income(b)	0.35	0.50
Net realized and unrealized gain (loss) on investments(c)	(0.18)	0.05
Total from investment operations	0.17	0.55
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.50)
Total distributions	(0.33)	(0.50)
Net asset value, end of period	$9.62	$9.78
Total return(d)	1.62%	5.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,365	$26,070
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.10%	1.10%
After expense reimbursement/recoupment(e)	1.10%	1.10%
Ratio of net investment income (loss) to average net assets(e)	7.21%	5.63%
Portfolio turnover rate(d)(f)	41%	111%

(a)	Commencement of operations of the Retail Class shares was November 1, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

46

CROSSINGBRIDGE NORDIC HIGH INCOME BOND FUND
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.18	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.33	0.63
Net realized and unrealized gain (loss) on investments(c)	(0.06)	0.13
Total from investment operations	0.27	0.76
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.57)
Net realized gains	—	(0.01)
Total distributions	(0.44)	(0.58)
Net asset value, end of period	$10.01	$10.18
Total return(d)	2.65%	7.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$87,512	$64,531
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.08%	1.35%
After expense reimbursement/recoupment(e)	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(e)	6.52%	6.26%
Portfolio turnover rate(d)	19%	76%

(a)	Commencement of operations of the Fund was October 1, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

47

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$9.16	$9.33	$9.36	$9.65	$10.01	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.29	0.69	0.75	0.81	0.38	0.06
Net realized and unrealized gain (loss) on investments(c)	(0.17)	(0.12)	(0.04)	(0.13)	(0.33)	(0.01)
Total from investment operations	0.12	0.57	0.71	0.68	0.05	0.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.74)	(0.74)	(0.83)	(0.39)	(0.04)
Net realized gains	—	—	—	(0.14)	(0.02)	—
Total distributions	(0.30)	(0.74)	(0.74)	(0.97)	(0.41)	(0.04)
Net asset value, end of period	$8.98	$9.16	$9.33	$9.36	$9.65	$10.01
Total return(d)	1.34%	6.41%	7.74%	7.45%	0.45%	0.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$44,681	$46,904	$40,698	$27,293	$21,162	$16,889
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.22%	1.23%	1.50%	1.70%	1.97%	2.77%
After expense reimbursement/ recoupment(e)	0.85%	0.89%	0.90%	0.90%	0.89%	0.91%
Ratio of net investment income (loss) to average net assets(e)	6.36%	7.43%	7.97%	8.50%	3.83%	2.36%
Portfolio turnover rate(d)	42%	135%	151%	130%	174%	39%

(a)	Commencement of operations of the Fund was June 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

48

CROSSINGBRIDGE ULTRA-SHORT DURATION ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$21.70	$21.54	$21.69	$20.56	$20.01	$20.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.06)	(0.10)	(0.12)	(0.03)	(0.16)	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	0.66	1.39	1.08	1.38	0.73	0.01
Total from investment operations	0.60	1.29	0.96	1.35	0.57	0.01
LESS DISTRIBUTIONS FROM:
Net investment income	(2.13)	(0.78)	(0.79)	(0.19)	(0.02)	—
Net realized gains	(0.54)	(0.35)	(0.32)	(0.03)	—	—
Total distributions	(2.67)	(1.13)	(1.11)	(0.22)	(0.02)	—
Net asset value, end of period	$19.63	$21.70	$21.54	$21.69	$20.56	$20.01
Total return(e)	2.86%	6.23%	4.54%	6.63%	2.85%	0.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,383	$22,137	$68,933	$68,982	$63,312	$5,802
Ratio of expenses to average net assets(f)	0.80%	0.80%	0.87%	0.80%	0.81%	0.80%
Ratio of net investment income (loss) to average net assets(f)	(0.55)%	(0.46)%	(0.57)%	(0.14)%	(0.77)%	(0.80)%
Portfolio turnover rate(e)(g)	158%	203%	93%	146%	191%	4%

(a)	Commencement of operations of the Fund was September 20, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

49

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$9.98	$9.94	$9.91	$9.97	$10.01	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.26	0.48	0.59	0.53	0.16	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(0.04)	0.04	0.01	0.00(d)	(0.05)	0.02
Total from investment operations	0.22	0.52	0.60	0.53	0.11	0.01
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.47)	(0.57)	(0.53)	(0.14)	—
Net realized gains	—	(0.01)	—	(0.06)	(0.01)	—
Total distributions	(0.25)	(0.48)	(0.57)	(0.59)	(0.15)	—
Net asset value, end of period	$9.95	$9.98	$9.94	$9.91	$9.97	$10.01
Total return(e)	2.31%	5.32%	6.23%	5.44%	1.12%	0.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$364,655	$334,151	$169,217	$94,545	$68,333	$37,061
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)	0.91%	0.90%	0.99%	1.05%	1.13%	2.68%
After expense reimbursement/ recoupment(f)	0.94%	0.91%	0.90%	0.90%	0.89%	0.90%
Ratio of net investment income (loss) to average net assets(f)	5.13%	4.77%	5.88%	5.33%	1.64%	(0.28)%
Portfolio turnover rate(e)	74%	164%	154%	217%	155%	42%

(a)	Commencement of operations of the Fund was June 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

50

RIVERPARK STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.72	$8.67	$8.54	$8.71	$9.33	$8.60
INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.62	0.67	0.68	0.45	0.45
Net realized and unrealized gain (loss) on investments(b)	(0.19)	0.06	0.13	(0.14)	(0.55)	0.70
Total from investment operations	0.12	0.68	0.80	0.54	(0.10)	1.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.63)	(0.67)	(0.71)	(0.52)	(0.42)
Total distributions	(0.38)	(0.63)	(0.67)	(0.71)	(0.52)	(0.42)
Net asset value, end of period	$8.46	$8.72	$8.67	$8.54	$8.71	$9.33
Total return(c)	1.53%	8.03%	9.76%	6.55%	−1.27%	13.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$544,230	$557,547	$462,216	$352,180	$168,885	$195,997
Ratio of expenses to average net assets(d)	1.16%(e)	0.99%	1.05%	0.98%	1.10%	1.18%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short and tax expense(d)	0.92%	0.89%	1.05%	0.98%	1.10%	1.18%
Ratio of net investment income (loss) to average net assets(d)	7.35%	7.09%	7.80%	7.92%	4.93%	4.94%
Portfolio turnover rate(c)(f)	46%	100%	117%	104%	72%	89%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratio of dividends, interest, and borrowing expense on securities sold short to average net assets was 0.24%.
(f)	Calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

51

RIVERPARK STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
RETAIL CLASS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.75	$8.71	$8.56	$8.72	$9.33	$8.60
INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.60	0.65	0.66	0.44	0.44
Net realized and unrealized gain (loss) on investments(b)	(0.19)	0.05	0.13	(0.13)	(0.56)	0.68
Total from investment operations	0.12	0.65	0.78	0.53	(0.12)	1.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.61)	(0.63)	(0.69)	(0.49)	(0.39)
Total distributions	(0.37)	(0.61)	(0.63)	(0.69)	(0.49)	(0.39)
Net asset value, end of period	$8.50	$8.75	$8.71	$8.56	$8.72	$9.33
Total return(c)	1.41%	7.76%	9.48%	6.30%	−1.41%	13.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$53,578	$59,859	$41,455	$19,781	$19,581	$13,070
Ratio of expenses to average net assets(d)	1.41%(e)	1.24%	1.29%	1.23%	1.27%	1.33%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short and tax expense(d)	1.17%	1.14%	1.29%	1.23%	1.27%	1.33%
Ratio of net investment income (loss) to average net assets(d)	7.10%	6.85%	7.53%	7.65%	4.84%	4.80%
Portfolio turnover rate(c)(f)	46%	100%	117%	104%	72%	89%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratio of dividends, interest, and borrowing expense on securities sold short to average net assets was 0.24%.
(f)	Calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

52

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)
(1)	ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the “Funds”) are comprised of the CrossingBridge Low Duration High Income Fund, the CrossingBridge Nordic High Income Bond Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration Fund, and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge Ultra-Short Duration ETF (the “ETF”) (formerly known as CrossingBridge Pre-Merger SPAC ETF), each representing a distinct series with its own investment objective and policies within the Trust.
The investment objective of the CrossingBridge Low Duration High Income Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Nordic High Income Bond Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The RiverPark Strategic Income Fund seeks high current income and capital appreciation consistent with the preservation of capital.
The CrossingBridge Low Duration High Income Fund’s Institutional Class and Retail Class commenced investment operations on February 1, 2018 and November 1, 2024, respectively. The CrossingBridge Nordic High Income Bond Fund commenced investment operations on October 1, 2024. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. The CrossingBridge Nordic High Income Bond Fund, CrossingBridge Responsible Credit Fund, and CrossingBridge Ultra-Short Duration Fund registered only an Institutional Class of shares.
The RiverPark Strategic Income Fund was formerly a series of the RiverPark Funds Trust and commenced operations on September 30, 2013 (the “Predecessor Fund”). After the close of business May 12, 2023, the assets of the Predecessor Fund were transferred to the RiverPark Strategic Income Fund, a series of the Trust, in a tax-free reorganization, which was approved by shareholders of the Predecessor Fund. The RiverPark Strategic Income Fund offers both Institutional and Retail Class of shares.
The investment objective of the CrossingBridge Ultra-Short Duration ETF is to offer a higher yield than cash instruments while maintaining a low duration. The ETF commenced investment operations on September 20, 2021. Prior to January 28, 2026, the ETF pursued a different principal investment strategy, investing primarily in shares of common stock and units of special purpose acquisitions companies (“SPACs”) that have yet to consummate a shareholder-approved merger or business combination.
CrossingBridge Advisors, LLC (the “Adviser”) serves as investment adviser to each of the Funds.
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
(2)	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
(a)
Investment Valuation. Each security owned by a Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies (“SPACs”), is valued at its last sale price on that exchange on the date as of which assets are valued.

53

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.
Options that are traded on a national securities exchange are valued at the last reported sale price on the exchange on which the security is principally traded.
Except for contracts maturing in two or fewer days, which are valued at the spot rate, forward currency contracts are valued at the midpoint prices calculated using an interpolation methodology that incorporates foreign-exchange prices obtained from a Pricing Service for standard forward settlement periods, such as one month, three months, six months, and one year.
SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.
Investments are held at fair value. If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Adviser. The Board of Trustees has approved the Adviser as the Valuation Designee in accordance with Rule 2a-5 of the 1940 Act.

54

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of March 31, 2026:
CrossingBridge Low Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Investments:
Corporate Bonds	$—	$784,416,938	$1,040,099	$785,457,037
Bank Loans	—	159,197,663	30,627,522	189,825,185
Special Purpose Acquisition Companies (SPACs)	144,834,117	21,431,427	18,305,433	184,570,977
Convertible Bonds	—	48,711,114	4,990,350	53,701,464
Mortgage-Backed Securities	—	50,615,900	—	50,615,900
Asset-Backed Securities	—	36,743,724	—	36,743,724
U.S. Treasury Securities	—	28,006,571	—	28,006,571
Municipal Bonds	—	4,506,192	—	4,506,192
Preferred Stocks	3,887,908	—	—	3,887,908
Common Stocks	309,085	0(3)	996,799	1,305,884
Rights	43,680	86,633	—	130,313
Warrants	0(3)	14,649	—	14,649
Money Market Funds	127,006,226	—	—	127,006,226
Commercial Paper	—	108,901,960	—	108,901,960
Total Investments	$276,081,016	$1,242,632,771	$55,960,203	$1,574,673,990
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$1,300,959	$—	$1,300,959
Total Other Financial Instruments	$—	$1,300,959	$—	$1,300,959
Liabilities:
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$(267,827)	$—	$(267,827)
Total Other Financial Instruments	$—	$(267,827)	$—	$(267,827)

55

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
(1)	Refer to the Schedule of Investments for further disaggregation of investment categories.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3)	Amount is less than $0.50
CrossingBridge Nordic High Income Bond Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Investments:
Corporate Bonds	$—	$64,748,059	$—	$64,748,059
Foreign Government Debt Obligations	—	5,601,757	—	5,601,757
Bank Loans	—	—	1,775,155	1,775,155
Money Market Funds	10,104,015	—	—	10,104,015
Total Investments	$10,104,015	$70,349,816	$1,775,155	$82,228,986
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$286,786	$—	$286,786
Total Other Financial Instruments	$—	$286,786	$—	$286,786
Liabilities:
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$(48,562)	$—	$(48,562)
Total Other Financial Instruments	$—	$(48,562)	$—	$(48,562)

(1)	Refer to the Schedule of Investments for further disaggregation of investment categories.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.
CrossingBridge Responsible Credit Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Investments:
Corporate Bonds	$—	$27,631,692	$154,863	$27,786,555
Special Purpose Acquisition Companies (SPACs)	3,679,000	675,377	1,007,950	5,362,327
Bank Loans	—	1,357,016	955,548	2,312,564
Convertible Bonds	—	830,355	0(3)	830,355
Preferred Stocks	687,239	—	110,957	798,196
Common Stocks	399,149	0(3)	159,000	558,149
Real Estate Investment Trusts - Preferred	158,909	—	—	158,909
Warrants	—	4,302	—	4,302
Commercial Paper	—	3,945,185	—	3,945,185
Money Market Funds	3,139,646	—	—	3,139,646
Total Investments	$8,063,943	$34,443,927	$2,388,318	$44,896,188

56

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$105,046	$—	$105,046
Total Other Financial Instruments	$—	$105,046	$—	$105,046
Liabilities:
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$(14,660)	$—	$(14,660)
Total Other Financial Instruments	$—	$(14,660)	$—	$(14,660)

(1)	Refer to the Schedule of Investments for further disaggregation of investment categories.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3)	Amount is less than $0.50
CrossingBridge Ultra-Short Duration ETF

	Level 1	Level 2	Level 3	Total
Assets(1):
Investments:
Special Purpose Acquisition Companies (SPACs)	$6,739,807	$1,026,799	$1,388,849	$9,155,455
Corporate Bonds	—	748,411	—	748,411
Rights	—	6,132	—	6,132
Warrants	—	4,431	—	4,431
Money Market Funds	988,206	—	—	988,206
Commercial Paper	—	349,387	—	349,387
Total Investments	$7,728,013	$2,135,160	$1,388,849	$11,252,022

(1)	Refer to the Schedule of Investments for further disaggregation of investment categories.
CrossingBridge Ultra-Short Duration Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Investments:
Corporate Bonds	$—	$214,573,577	$—	$214,573,577
Bank Loans	—	20,892,514	12,059,357	32,951,871
Special Purpose Acquisition Companies (SPACs)	23,570,065	—	776,821	24,346,886
Mortgage-Backed Securities	—	22,419,162	—	22,419,162
Convertible Bonds	—	11,711,700	750,550	12,462,250
Municipal Bonds	—	8,267,213	—	8,267,213
Asset-Backed Securities	—	7,362,886	—	7,362,886
U.S. Treasury Securities	—	6,879,189	—	6,879,189
Common Stocks	0(3)	—	0(3)	0(3)
Warrants	0(3)	—	—	0(3)
Commercial Paper	—	24,462,707	—	24,462,707
Money Market Funds	21,958,592	—	—	21,958,592
Total Investments	$45,528,657	$316,568,948	$13,586,728	$375,684,333

57

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$196,997	$—	$196,997
Total Other Financial Instruments	$—	$196,997	$—	$196,997
Liabilities:
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$(103)	$—	$(103)
Total Other Financial Instruments	$—	$(103)	$—	$(103)

(1)	Refer to the Schedule of Investments for further disaggregation of investment categories.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3)	Amount is less than $0.50
RiverPark Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Investments:
Corporate Bonds	$—	$292,530,350	$16,592,923	$309,123,273
Bank Loans	—	55,790,906	14,549,440	70,340,346
Special Purpose Acquisition Companies (SPACs)	50,105,360	—	0(4)	50,105,360
Common Stocks	15,733,351	29,160	4,148,980	19,911,491
Preferred Stocks	10,765,983	—	1,329,941	12,095,924
U.S. Treasury Securities	—	11,896,646	—	11,896,646
Convertible Bonds	—	8,990,914	0(4)	8,990,914
Real Estate Investment Trusts - Preferred	2,484,836	—	—	2,484,836
Mortgage-Backed Securities	—	1,914,333	—	1,914,333
Foreign Government Debt Obligations	—	1,234,199	—	1,234,199
Convertible Preferred Stocks	636,937	—	—	636,937
Warrants	0(4)	58,203	0(4)	58,203
Rights	—	21,688	—	21,688
Commercial Paper	—	57,618,468	—	57,618,468
Money Market Funds	37,137,102	—	—	37,137,102
Total Investments	$116,863,569	$430,084,867	$36,621,284	$583,569,720
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$410,742	$—	$410,742
Total Other Financial Instruments	$—	$410,742	$—	$410,742
Liabilities(1):
Corporate Bonds	$—	$(5,475,988)	$—	$(5,475,988)
Exchange Traded Funds	(2,815,628)	—	—	(2,815,628)
Written Options Contracts(3)	(80,940)	(207,810)	—	(288,750)
Total Short Securities	$(2,896,568)	$(5,683,798)	$—	$(8,580,366)

58

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$(119,281)	$—	$(119,281)
Total Other Financial Instruments	$—	$(119,281)	$—	$(119,281)

(1)	Refer to the Schedule of Investments for further disaggregation of investment categories.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3)	Written option contracts are included in the Schedule of Written Options and are reflected at the market value of the instrument.
(4)	Amount is less than $0.50.
The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:
CrossingBridge Low Duration High Income Fund

	Corporate Bonds	Bank Loans	Special Purpose Acquisition Companies	Convertible Bonds	Common Stocks
Beginning Balance - October 1, 2025	$8,659,736	$4,653,268	$—	$5,178,200	$996,799
Purchases	—	17,478,350	5,390,298	—	2
Sales	(7,253,808)	(2,616,431)	—	(221,000)	—
Realized gains	250,086	—	—	—	—
Realized losses	(11,282,940)	(429,410)	—	—	—
Accretion of discount/(amortization of premium)	95,610	116,447	—	—	—
Change in unrealized appreciation/ (depreciation)	10,571,415	(4,038,240)	463,615	33,150	(2)
Transfer in/(out) of Level 3	—	15,463,538	12,451,520	—	—
Ending Balance - March 31, 2026	$1,040,099	$30,627,522	$18,305,433	$4,990,350	$996,799

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2026, includes the following:

Corporate Bonds	Bank Loans	Special Purpose Acquisition Companies	Convertible Bonds	Common Stocks
$4,147,171	$(4,038,240)	$463,615	$33,150	$(2)

CrossingBridge Nordic High Income Bond Fund

Bank Loans
Beginning Balance - October 1, 2025	$1,776,358
Purchases	26,746
Sales	—
Realized gains	—
Realized losses	—
Accretion of discount/(amortization of premium)	2,943
Change in unrealized appreciation/(depreciation)	(30,892)
Transfer in/(out) of Level 3	—
Ending Balance - March 31, 2026	$1,775,155

59

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2026, includes the following:

Bank Loans
$(30,892)

CrossingBridge Responsible Credit Fund

	Corporate Bonds	Special Purpose Acquisition Companies	Bank Loans	Convertible Bonds	Preferred Stocks	Common Stocks
Beginning Balance - October 1, 2025	$99,178	$—	$783,445	$172,975	$138,696	$192,000
Purchases	—	—	479,663	—	—	—
Sales	(4)	—	(1,376,793)	(201,131)	—	—
Realized gains	—	—	12,451	16,916	—	—
Realized losses	(254,967)	—	(60,028)	—	—	—
Corporate action	—	—	—	—	—	—
Accretion of discount/(amortization of premium)	—	—	5,941	7,054	—	—
Change in unrealized appreciation/ (depreciation)	310,656	28,500	(87,024)	4,186	(27,739)	(33,000)
Transfer in/(out) of Level 3	—	979,450	1,197,893	—	—	—
Ending Balance - March 31, 2026	$154,863	$1,007,950	$955,548	$0	$110,957	$159,000

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2026, includes the following:

Corporate Bonds	Special Purpose Acquisition Companies	Bank Loans	Convertible Bonds	Preferred Stocks	Common Stocks
$55,685	$28,500	$(87,024)	$ —	$(27,739)	$(33,000)

CrossingBridge Ultra-Short Duration ETF

Special Purpose Acquisition Companies
Beginning Balance - October 1, 2025	$756,041
Purchases	—
Sales	(759,789)
Realized gains	13,390
Realized losses	—
Accretion of discount/(amortization of premium)	—
Change in unrealized appreciation/(depreciation)	29,628
Transfer in/(out) of Level 3	1,349,579
Ending Balance - March 31, 2026	$1,388,849

60

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2026, includes the following:

Special Purpose Acquisition Companies
$39,270

CrossingBridge Ultra-Short Duration Fund

	Bank Loans	Special Purpose Acquisition Companies	Convertible Bonds	Common Stocks
Beginning Balance - October 1, 2025	$—	$—	$778,600	$0
Purchases	12,524,250	772,971	—	—
Sales	(464,893)	—	(33,000)	—
Realized gains	—	—	—	—
Realized losses	—	—	—	—
Corporate action	—	—	—	(57,889)
Accretion of discount/(amortization of premium)	—	—	—	—
Change in unrealized appreciation/(depreciation)	—	3,850	4,950	57,889
Transfer in/(out) of Level 3	—	—	—	—
Ending Balance - March 31, 2026	$12,059,357	$776,821	$750,550	$0

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2026, includes the following:

Bank Loans	Special Purpose Acquisition Companies	Convertible Bonds	Common Stocks
$ —	$3,850	$4,950	$ —

RiverPark Strategic Income Fund

	Corporate Bonds	Bank Loans	Special Purpose Acquisition Companies	Common Stocks	Preferred Stocks	Convertible Bonds	Warrants
Beginning Balance - October 1, 2025	$2,884,556	$5,956,183	$—	$4,146,520	$1,662,427	$3,562,944	$ 0
Purchases	15,000,000	5,469,019	—	477,001	—	—	—
Sales	(1,929,254)	(1,854,524)	—	—	—	(4,183,690)	—
Realized gains	133,747	—	—	—	—	57,319	—
Realized losses	(2,761,090)	(56,405)	—	—	—	—	—
Corporate action	—	—	—	—	—	—	—
Accretion of discount/ (amortization of premium)	57,193	47,646	—	—	—	23,940	—
Change in unrealized appreciation/ (depreciation)	3,207,771	(1,608,977)	(2,020)	(474,541)	(332,486)	539,487	—
Transfer in/(out) of Level 3	—	6,596,498	2,020	—	—	0	—
Ending Balance - March 31, 2026	$16,592,923	$14,549,440	$0	$4,148,980	$1,329,941	$0	$0

61

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2026, includes the following:

Corporate Bonds	Bank Loans	Common Stocks	Preferred Stocks	Convertible Bonds	Special Purpose Acquisition Companies	Warrants
$477,310	$(1,608,977)	$(474,541)	$(332,486)	$ —	$(2,020)	$ —

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:

Type of Security	Examples of Input
Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants	Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to:
discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis
Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.
Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2026:
CrossingBridge Low Duration High Income Fund

Descriptions	Fair Value March 31, 2026	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Corporate Bonds	$1,040,099	Market Approach	Recoverable value	47.00%	47.00%	Increase
Bank Loans	$30,627,522	Market Approach	Transaction price	$17.40-100	$88.75	Increase
			Recoverable value	100%	100%	Increase
Special Purpose Acquisition Companies	$18,305,433	Market Approach	Estimated Trust Value	$10.61	$10.61	Increase
			Recoverable value	$0	$0	Increase
Convertible Bonds	$4,990,350	Market Approach	Recoverable value	$0-85	$85	Increase
Common Stocks	$996,799	Market Approach	Enterprise Value	$1.18	$1.18	Increase
			Discount	15-100%	15.00%	Decrease
			Recoverable value	$0	$0	Increase

CrossingBridge Nordic High Income Bond Fund

Descriptions	Fair Value March 31, 2026	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Bank Loans	$1,775,155	Market Approach	Transaction price	EUR 100	EUR 100	Increase

62

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
CrossingBridge Responsible Credit Fund

Descriptions	Fair Value March 31, 2026	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Corporate Bonds	$154,863	Market Approach	Recoverable value	47%	47%	Increase
Special Purpose Acquisition Companies	$1,007,950	Market Approach	Estimated Trust Value	$10.61	$10.61	Increase
Bank Loans	$955,548	Market Approach	Enterprise value	$175.20 (in millions)	$175.20 (in millions)	Increase
			Par	$100	$100	Increase
			Transaction price	$17.40-100	$86.63	Increase
Convertible Bonds	$0	Market Approach	Recoverable value	$0	$0	Increase
Preferred Stocks	$110,957	Market Approach	Enterprise value	$175.20 (in millions)	$175.20 (in millions)	Increase
			Recoverable value	0-40%	40%	Increase
Common Stocks	$159,000	Market Approach	Broker quote	$53,000	$53,000	Increase
			Enterprise value	$175.20 (in millions)	$175.20 (in millions)	Increase
			Recoverable value	$0	$0	Increase

CrossingBridge Ultra-Short Duration ETF

Descriptions	Fair Value March 31, 2026	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Special Purpose Acquisition Companies	$1,388,849	Market Approach	Estimated Trust Value	$10.61	$10.61	Increase

CrossingBridge Ultra-Short Duration Fund

Descriptions	Fair Value March 31, 2026	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Bank Loans	$12,059,357	Market Approach	Transaction Price	$100	$100	Increase
Special Purpose Acquisition Companies	$776,821	Market Approach	Estimated Trust Value	$10.68	$10.68	Increase
Convertible Bonds	$750,550	Market Approach	Recoverable value	$85	$85	Increase
Common Stocks	$0	Market Approach	Discount	100%	100%	Decrease

RiverPark Strategic Income Fund

Descriptions	Fair Value March 31, 2026	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Corporate Bonds	$16,592,923	Market Approach	Broker quote	$92	$92	Increase
			Recoverable value	47%	47%	Increase
Bank Loans	$14,549,440	Market Approach	Enterprise value	$175.20 (in millions)	$175.20 (in millions)	Increase
			Par	$100	$100	Increase
			Transaction price	EUR 100	EUR 100	Increase
			Transaction price	$17.40-100	$87.17	Increase
Special Purpose Acquisition Companies	$0	Market Approach	Recoverable value	$0	$0	Increase

63

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)

Descriptions	Fair Value March 31, 2026	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Common Stocks	$4,148,980	Market Approach	Broker quote	$53,000	$53,000	Increase
			Enterprise Value	$1.18	$1.18	Increase
			Enterprise Value	$175.20 (in millions)	$175.20 (in millions)	Increase
			Discount	15-100%	15.00%	Decrease
			Recoverable value	$0	$0	Increase
Preferred Stocks	$1,329,941	Market Approach	Enterprise value	$175.20 (in millions)	$175.20 (in millions)	Increase
			Recoverable value	0-40%	40%	Increase
Convertible Bonds	$0	Market Approach	Recoverable value	$0	$0	Increase
Warrants	$0	Market Approach	Recoverable value	$0	$0	Increase

(b)
Foreign Securities and Currency Transactions. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
(c)
Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended September 30, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the fiscal year ended September 30, 2025, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods of the lesser of three years or since the commencement of operations.
(d)
Distributions to Shareholders. In general, the Mutual Funds will distribute any net investment income monthly, and any net realized capital gains at least annually. The ETF will distribute any net investment income annually and any net realized capital gains at least annually. The Funds may make additional distributions if deemed to be desirable during the year. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

64

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Treatment of income and capital gain distributions for federal income tax purposes may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.
(e)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(f)
Share Valuation. The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

(g)
Allocation of Income, Expenses and Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of a Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Rule 12b-1 fees are expensed at up to 0.25% of average daily net assets of the Retail Class shares of the RiverPark Strategic Income Fund. Shareholder servicing fees can be expensed up to 0.15% of average daily net assets of each Mutual Fund’s Institutional Class shares and for the Retail Class shares of the RiverPark Strategic Income Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the Mutual Funds of the Trust, or by other equitable means.

(h)
Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds. Interest income is recognized on an accrual basis. Withholding taxes on foreign interest, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method.

(i)
Loan Participation. When purchasing participation interests in a loan, a Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation agreement, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

(j)
Derivatives. The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ investment objectives and limitations. Derivatives are generally used to reduce exposure to, or “hedge” against, market volatilities and other risks. The Funds may also use a derivative rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to such asset class. The use of

65

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
derivatives may involve additional investment risks, including counterparty credit risk, i.e., the risk that a Fund may experience delay in obtaining financial recovery in the event a counterparty experiences financial difficulty. To mitigate this risk, the Adviser will seek to effect derivative transactions with only counterparties that they believe are creditworthy.
The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations. For the six months ended March 31, 2026, the monthly average quantity and notional value of derivatives are described below:
CrossingBridge Low Duration High Income Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Contracts	4	$240,833,548
Warrants	60,372	5,794

CrossingBridge Nordic High Income Bond Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Contracts	4	$54,023,592

CrossingBridge Responsible Credit Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Contracts	4	$14,698,501
Warrants	1,434	40,641

CrossingBridge Ultra-Short Duration ETF

	Monthly Average Contracts	Monthly Average Notional Value
Warrants	19,444	$3,805

CrossingBridge Ultra-Short Duration Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Contracts	3	$20,361,665
Warrants	5,553	0

RiverPark Strategic Income Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Contracts	6	$101,084,148
Purchased Options	55	4,057
Written Options	1,471	341,496
Warrants	585,863	688,763

66

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Statement of Assets and Liabilities
Fair value of derivative instruments as of March 31, 2026 are described below:
CrossingBridge Low Duration High Income Fund

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized appreciation of open forward currency exchange contracts	$1,300,959
Warrants	Investments, at value	14,649

	Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized depreciation of open forward currency exchange contracts	$267,827

CrossingBridge Nordic High Income Bond Fund

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized appreciation of open forward currency exchange contracts	$286,786

	Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized depreciation of open forward currency exchange contracts	$48,562

CrossingBridge Responsible Credit Fund

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized appreciation of open forward currency exchange contracts	$105,046
Warrants	Investments, at value	4,302

	Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized depreciation of open forward currency exchange contracts	$14,660

CrossingBridge Ultra-Short Duration ETF

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Warrants	Investments, at value	$4,431

67

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
CrossingBridge Ultra-Short Duration Fund

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized appreciation of open forward currency exchange contracts	$196,997
Warrants	Investments, at value	0

	Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized depreciation of open forward currency exchange contracts	$103

RiverPark Strategic Income Fund

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized appreciation of open forward currency exchange contracts	$410,742
Options Contracts	Purchased options, at value	—
Warrants	Investments, at value	58,203

	Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized depreciation of open forward currency exchange contracts	$119,281
Options Contracts	Written option contracts, at value	288,750

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2026 are described below:
CrossingBridge Low Duration High Income Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Contracts	$5,222,956
Warrants*	7,964

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Contracts	$880,126
Warrants*	(1,063)

68

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
CrossingBridge Nordic High Income Bond Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Contracts	$534,290

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Contracts	$95,042

CrossingBridge Responsible Credit Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Contracts	$286,873
Warrants*	—

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Contracts	$57,105
Warrants*	(8,604)

CrossingBridge Ultra-Short Duration ETF

Amount of Realized Gain (Loss) on Derivatives
Warrants*	$1,609

Change in Unrealized Appreciation (Depreciation) on Derivatives
Warrants*	$(618)

CrossingBridge Ultra-Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Contracts	$(47,973)
Warrants*	—

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Contracts	$21,921
Warrants*	(37)

RiverPark Strategic Income Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Contracts	$2,401,701
Purchased Options Contracts*	(14,523)
Warrants*	—
Written Options Contracts	299,993

69

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Contracts	$274,979
Purchased Options Contracts*	(2,697)
Warrants*	(118,569)
Written Options Contracts	314,079

*	Warrants and purchased options are included in the realized gain (loss) on investments and change in unrealized appreciation (depreciation) on investments, as applicable.
(k)
Indemnifications. Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(l)
Segment Reporting. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Investment Officer and Chief Financial Officer of the Adviser, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.

(3)	FEDERAL TAX MATTERS
The tax character of distributions paid during the fiscal years ended September 30, 2025, and September 30, 2024, were as follows:
CrossingBridge Low Duration High Income Fund

	Year Ended September 30,
	2025	2024
Ordinary Income	$79,845,416	$57,352,230
Long Term Capital Gains	—	—
Total Distributions Paid	$79,845,416	$57,352,230

CrossingBridge Nordic High Income Bond Fund

Year Ended September 30, 2025
Ordinary Income	$2,673,029
Long Term Capital Gains	—
Total Distributions Paid	$2,673,029

CrossingBridge Responsible Credit Fund

	Year Ended September 30,
	2025	2024
Ordinary Income	$3,657,853	$2,712,068
Long Term Capital Gains	—	—
Total Distributions Paid	$3,657,853	$2,712,068

70

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
CrossingBridge Ultra-Short Duration ETF

	Year Ended September 30,
	2025	2024
Ordinary Income	$2,782,005	$3,538,800
Long Term Capital Gains	723,237	18,331
Total Distributions Paid	$3,505,242	$3,557,131

CrossingBridge Ultra-Short Duration Fund

	Year Ended September 30,
	2025	2024
Ordinary Income	$12,228,136	$6,681,815
Long Term Capital Gains	—	—
Total Distributions Paid	$12,228,136	$6,681,815

RiverPark Strategic Income Fund

	Year Ended September 30,
	2025	2024
Ordinary Income	$41,382,523	$32,445,159
Long Term Capital Gains	—	—
Total Distributions Paid	$41,382,523	$32,445,159

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2025.
As of September 30, 2025, the components of distributable earnings and cost of investments on a tax basis were as follows:

	CrossingBridge Low Duration High Income Fund	CrossingBridge Nordic High Income Bond Fund	CrossingBridge Responsible Credit Fund	CrossingBridge Ultra-Short Duration ETF	CrossingBridge Ultra-Short Duration Fund	River Park Strategic Income Fund
Cost basis of investments for federal income tax purposes	$1,604,506,287	$62,120,206	$48,950,085	$18,377,644	$331,106,272	$613,853,775
Gross tax unrealized appreciation	33,531,454	3,509,286	2,017,513	470,568	2,856,102	23,265,779
Gross tax unrealized depreciation	(31,185,310)	(377,995)	(2,285,818)	(397,957)	(1,915,696)	(20,890,402)
Total net tax unrealized appreciation (depreciation) on investments	2,346,144	3,131,291	(268,305)	72,611	940,406	2,375,377
Undistributed ordinary income	3,972,865	1,035,142	144,955	2,289,217	30,922	5,432,784
Undistributed long-term capital gain	—	—	—	224,634	—	—
Total distributable earnings	3,972,865	1,035,142	144,955	2,513,851	30,922	5,432,784
Other accumulated earnings (losses)	(27,314,793)	(3,572,719)	(2,295,890)	—	(743,600)	(87,017,408)
Total accumulated earnings (losses)	$(20,995,784)	$593,714	$(2,419,240)	$2,586,462	$227,728	$(79,209,247)

Investments for federal income tax purposes in the above table include derivatives. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale adjustments, partnerships and forward currency contracts mark to market, significant modifications of debt, and tax treatment of passive foreign investment companies.

71

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
At September 30, 2025, the Funds had the following capital loss carryovers which will be carried forward indefinitely to offset future realized capital gains:

	Short-Term	Long-Term
CrossingBridge Low Duration High Income Fund	$5,451,877	$20,900,970
CrossingBridge Nordic High Income Bond Fund	1,285,908	2,283,964
CrossingBridge Responsible Credit Fund	524,639	1,726,650
CrossingBridge Ultra-Short Duration ETF	—	—
CrossingBridge Ultra-Short Duration Fund	—	519,137
RiverPark Strategic Income Fund	7,958,806	78,702,009

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, the following reclassifications were made on the Statements of Asset and Liabilities due to permanent tax differences related to redemptions in kind and non-deductible excise tax:

	Paid-in Capital	Total Distributable Earnings
CrossingBridge Low Duration High Income Fund	$(1)	$1
CrossingBridge Nordic High Income Bond Fund	$(403)	$403
CrossingBridge Responsible Credit Fund	$56,003	$(56,003)
CrossingBridge Ultra-Short Duration ETF	$31,667	$(31,667)
CrossingBridge Ultra-Short Duration Fund	$—	$—
RiverPark Strategic Income Fund	$79,348	$(79,348)

(4)	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an investment advisory agreement with the Adviser to furnish investment advisory services to the Mutual Funds. Under the terms of this agreement, the Trust, on behalf of the Mutual Funds, compensates the Adviser for its investment advisory services at the annual rate of 0.65% of each Mutual Fund’s respective average daily net assets.
In addition, pursuant to a separate investment advisory agreement between the Trust, on behalf of the ETF, and the Adviser (the “ETF Agreement”), the Adviser is responsible for managing the ETF in accordance with its investment objectives. For the services it provides the ETF, the ETF pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of the ETF’s average daily net assets. Under this agreement, the Adviser has agreed to pay all expenses of the ETF except interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unitary management fee payable to the Adviser.
With respect to the CrossingBridge Low Duration High Income Fund, CrossingBridge Responsible Credit Fund, CrossingBridge Ultra-Short Duration Fund, CrossingBridge Nordic High Income Bond Fund, and RiverPark Strategic Income Fund, the Adviser has contractually agreed to waive its management fee and/or reimburse a Fund’s other expenses at least through January 31, 2027 to the extent necessary to ensure that a Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, distribution (12b-1) fees, shareholder servicing plan fees, taxes, leverage (i.e., any expense incurred in connection with borrowings made by a Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items) (the “Expense Limitation Cap”) does not exceed 0.80% of the respective average daily net assets of the CrossingBridge Low Duration High Income Fund, CrossingBridge Ultra-Short Duration Fund and CrossingBridge Responsible Credit Fund, 0.82% of the average daily net assets of the RiverPark Strategic Income Fund, or 0.85% of the average daily net assets of the CrossingBridge Nordic High Income Bond Fund.

72

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursement will not cause a Mutual Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or expense payment; or (2) the Expense Limitation Cap in place at the time of the recoupment. The following table shows the remaining waiver or reimbursed expenses for the Mutual Funds subject to potential recovery expiring:

	Expiring:
	9/30/2026	9/30/2027	9/30/2028	3/31/2029
CrossingBridge Low Duration High Income Fund	$—	$—	$—	$—
CrossingBridge Nordic High Income Bond Fund	—	—	169,479	48,067
CrossingBridge Responsible Credit Fund	100,170	204,309	151,489	88,189
CrossingBridge Ultra-Short Duration Fund	63,371	99,966	5,902	—
RiverPark Strategic Income Fund	—	—	—	—

Previously waived expenses or reimbursements were recouped by the Adviser in the CrossingBridge Ultra-Short Duration Fund of $54,606.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator under a Fund Servicing Agreement for the ETF and a Fund Administration Servicing Agreement for the Mutual Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the transfer agent to the Funds and provides Pricing Services to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian. Fees incurred for the six months ended March 31, 2026, and owed as of March 31, 2026, are included in the Statements of Operations and Statements of Assets and Liabilities.
Under the terms of the ETF Agreement and the Fund Servicing Agreement, the Adviser pays the Fund Administration and Accounting, Transfer Agency and Custody fees for the ETF.
Certain officers of the Funds are also employees of Fund Services.
The Trust’s Chief Compliance Officer is also an employee of Fund Services. The Mutual Funds’ allocation of the Trust’s Chief Compliance Officer fees incurred for the six months ended March 31, 2026, and owed as of March 31, 2026, are included in the Statements of Operations and Statements of Assets and Liabilities.
Under the terms of the ETF Agreement and the Fund Servicing Agreement, the Adviser pays the Chief Compliance Officer fees for the ETF.
The Mutual Funds also have a line of credit with U.S. Bank (See Note 9).
(5)	DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the CrossingBridge Low Duration High Income Fund and the RiverPark Strategic Income Fund, which authorizes each Fund to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of up to 0.25% of the Fund’s average daily net assets of each Fund’s Retail Class Shares for services to prospective Fund shareholders and distribution of Fund shares. The following table details the fees incurred by the CrossingBridge Low Duration High Income Fund and the RiverPark Strategic Income Fund pursuant to the 12b-1 Plan during the six months ended March 31, 2026, as well as the fees owed as of March 31, 2026.

	Fees incurred	Fees owed
CrossingBridge Low Duration High Income Fund	$7,381	$553
RiverPark Strategic Income Fund	68,860	27,615

73

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The Mutual Funds have adopted a Shareholder Servicing Plan to pay for shareholder support services from the applicable Fund’s assets pursuant to a shareholder servicing agreement in an amount not to exceed 0.15% of the applicable Fund’s average daily net assets. Each Mutual Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with the Fund, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of shareholders. The following table details the fees incurred by the Mutual Funds pursuant to the Shareholder Servicing Plan during the six months ended March 31, 2026, as well as the fees owed as of March 31, 2026.

	Fees incurred	Fees owed
CrossingBridge Low Duration High Income Fund	$831,279	$102,611
CrossingBridge Nordic High Income Bond Fund	36,530	5,413
CrossingBridge Responsible Credit Fund	12,589	9,183
CrossingBridge Ultra-Short Duration Fund	246,117	58,968
RiverPark Strategic Income Fund	423,679	94,745

(6)	CREATION AND REDEMPTION TRANSACTIONS
Shares of the CrossingBridge Ultra-Short Duration ETF are listed and traded on the NASDAQ Stock Market, LLC (the “Exchange”). The ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” The Fund generally offers and issues Shares in exchange for the deposit of cash totaling the NAV of the Creation Units. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the Shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the Shares will be equal to the ETF’s total assets minus the ETF’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ETF. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the ETF is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, nonstandard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.03% of the value of the order will be charged by the ETF. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of ETF shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the ETF will be issued to such authorized participant notwithstanding the fact that the ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the ETF for losses, if any.

74

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
(7)	INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the six months ended March 31, 2026 are summarized below:

	Purchases	Sales
CrossingBridge Low Duration High Income Fund	$462,369,054	$607,660,523
CrossingBridge Nordic High Income Bond Fund	26,334,513	11,127,310
CrossingBridge Responsible Credit Fund	15,553,923	23,053,042
CrossingBridge Ultra-Short Duration ETF	26,361,446	35,748,086
CrossingBridge Ultra-Short Duration Fund	113,509,588	114,937,381
RiverPark Strategic Income Fund	223,436,343	313,582,208

The above purchases and sales exclude any in-kind transactions associated with creations and redemptions. During the six months ended March 31, 2026, the CrossingBridge Ultra-Short Duration ETF had $0 of creations in-kind and $0 of redemptions in-kind.
Long-term purchases or sales of U.S. government securities for the six months ended March 31, 2026, are summarized below:

	Purchases	Sales
CrossingBridge Low Duration High Income Fund	$28,118,010	$ —
CrossingBridge Nordic High Income Bond Fund	—	—
CrossingBridge Responsible Credit Fund	—	—
CrossingBridge Ultra-Short Duration ETF	—	—
CrossingBridge Ultra-Short Duration Fund	6,906,562	—
RiverPark Strategic Income Fund	12,213,241	—

(8)	BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At March 31, 2026, Charles Schwab & Co., Inc., for the benefit of its customers, held 63.41% of the CrossingBridge Low Duration High Income Fund, 69.26% of the CrossingBridge Nordic High Income Bond Fund, 73.81% of the CrossingBridge Responsible Credit Fund, 54.26% of the CrossingBridge Ultra-Short Duration ETF, and 53.79% of the RiverPark Strategic Income Fund. National Financial Services LLC, for the benefit of its customers, held 25.26% of the CrossingBridge Low Duration High Income Fund, 65.94% of the CrossingBridge Ultra-Short Duration Fund, and 38.51% of the RiverPark Strategic Income Fund at March 31, 2026.
(9)	LINE OF CREDIT
The CrossingBridge Low Duration High Income Fund, CrossingBridge Nordic High Income Bond Fund, CrossingBridge Responsible Credit Fund, CrossingBridge Ultra-Short Duration Fund, and RiverPark Strategic Income Fund, (“Borrowing Funds”) and U.S. Bank, N.A. have entered into an umbrella line of credit agreement which matures on August 1, 2026. This unsecured line of credit agreement is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions from the Borrowing Funds. The maximum borrowing can not exceed 20% of the total market value of the Borrowing Fund or 33.33% of the net market value of a Borrowing Fund’s unencumbered assets. Interest on amounts borrowed under the line of credit will be accrued at the prime rate, which was 6.75% as of March 31, 2026. The CrossingBridge Low Duration High Income Fund, CrossingBridge Nordic High Income Bond Fund, CrossingBridge Responsible Credit Fund, CrossingBridge Ultra-Short Duration Fund, and RiverPark Strategic Income Fund, did not draw on the line of credit during the six months ended March 31, 2026.

75

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
(10)	NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09, with no material impact on the Funds’ financial statements.
(11)	SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
On April 28, 2026, the CrossingBridge Low Duration High Income Fund, CrossingBridge Nordic High Income Bond Fund, CrossingBridge Responsible Credit Fund, CrossingBridge Ultra-Short Duration Fund, and RiverPark Strategic Income Fund, declared and paid an income distribution of $7,615,663, $757,738, $230,708, $1,254,933 and $3,048,728 respectively, to their Institutional Class shareholders of record on April 27, 2026. The CrossingBridge Low Duration High Income Fund and the RiverPark Strategic Income Fund also made a distribution to their Retail Class shareholders on these same dates for $16,845 and $296,125, respectively.
(12)	RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.

76

CROSSINGBRIDGE FUNDS
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Remuneration paid by the Mutual Funds is disclosed within the financial statements. For the ETF, expenses, including Trustee compensation, are paid by the Adviser pursuant to the ETF Agreement. Additional information is available in each Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

77

CROSSINGBRIDGE FUNDS
TAX INFORMATION (Unaudited)
For the fiscal year or period ended September 30, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

CrossingBridge Low Duration High Income Fund	0.00%
CrossingBridge Nordic High Income Bond Fund .	0.00%
CrossingBridge Responsible Credit Fund	0.00%
CrossingBridge Ultra-Short Duration ETF	6.83%
CrossingBridge Ultra-Short Duration Fund	0.00%
RiverPark Strategic Income Fund	0.00%

For the fiscal year or period ended September 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

CrossingBridge Low Duration High Income Fund	0.94%
CrossingBridge Nordic High Income Bond Fund .	0.00%
CrossingBridge Responsible Credit Fund	0.62%
CrossingBridge Ultra-Short Duration ETF	0.00%
CrossingBridge Ultra-Short Duration Fund	0.00%
RiverPark Strategic Income Fund	1.06%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year or period ended September 30, 2025 were as follows:

CrossingBridge Low Duration High Income Fund	0.94%
CrossingBridge Nordic High Income Bond Fund	0.00%
CrossingBridge Responsible Credit Fund	0.62%
CrossingBridge Ultra-Short Duration ETF	0.00%
CrossingBridge Ultra-Short Duration Fund	0.00%
RiverPark Strategic Income Fund .	1.04%

78

CROSSINGBRIDGE FUNDS

Investment Adviser	CrossingBridge Advisors, LLC 427 Bedford Road, Suite 220 Pleasantville, New York 10570
Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 875 East Wisconsin Avenue, Suite 210 Milwaukee, WI 53202
Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Custodian	U.S. Bank, N.A. Custody Operations 1555 North River Center Drive Milwaukee, Wisconsin 53212
Distributors	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, Maine 04101
Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed December 10, 2018.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant's securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant's independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	6/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	6/2/2026

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	6/2/2026

* Print the name and title of each signing officer under his or her signature.